NATIONWIDE®

VARIABLE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–1882–12/05

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

American Century VP – Income & Growth Fund – Class III (ACVPIncGr3) 737,404 shares (cost $5,248,591)	$5,537,904

American Century VP – Ultra® Fund – Class III (ACVPUltra3) 295,896 shares (cost $2,980,763)	3,068,444

American Century VP – Value Fund – Class III (ACVPVal3) 1,047,945 shares (cost $8,432,325)	8,593,148

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 R (FidVIPEIS2R) 375,447 shares (cost $8,868,885)	9,416,207

Fidelity® VIP – Growth Portfolio – Service Class 2 R (FidVIPGrS2R) 158,090 shares (cost $4,957,522)	5,245,422

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 R (FidVIPConS2R) 628,684 shares (cost $17,086,195)	19,244,015

Gartmore GVIT Federated High Income Bond Fund – Class III (GVITFHiInc3) 131,416 shares (cost $1,025,397)	1,019,790

Gartmore GVIT Government Bond Fund – Class III (GVITGvtBd3) 914,230 shares (cost $10,673,833)	10,550,214

Gartmore GVIT ID Aggressive Fund – Class VI (GVITIDAgg6) 609,116 shares (cost $7,169,744)	7,278,941

Gartmore GVIT ID Conservative Fund – Class VI (GVITIDCon6) 447,797 shares (cost $4,646,071)	4,594,393

Gartmore GVIT ID Moderate Fund – Class VI (GVITIDMod6) 1,375,643 shares (cost $15,173,988)	15,654,815

Gartmore GVIT ID Moderately Aggressive Fund – Class VI (GVITIDModAg6) 630,050 shares (cost $7,214,200)	7,447,188

Gartmore GVIT ID Moderately Conservative Fund – Class VI (GVITIDModCon6) 385,738 shares (cost $4,195,527)	4,204,539

Gartmore GVIT Mid Cap Growth Fund – Class III (GVITMdCpGr3) 50,500 shares (cost $1,195,612)	1,372,592

Gartmore GVIT Money Market Fund – Class II (GVITMyMkt2) 243,471,319 shares (cost $243,471,319)	243,471,319

Gartmore GVIT Nationwide® Fund – Class III (GVITNWFund3) 132,934 shares (cost $1,502,235)	1,576,601

Gartmore GVIT Small Cap Growth Fund – Class III (GVITSmCapGr3) 52,658 shares (cost $702,990)	831,995

Gartmore GVIT Small Cap Value Fund – Class III (GVITSmCapVal3) 123,652 shares (cost $1,516,005)	1,428,180

Gartmore GVIT Small Company Fund – Class III (GVITSmComp3) 111,137 shares (cost $2,674,345)	2,533,921

Rydex Variable Trust – Absolute Return Strategies Fund (RyAbsRtStr) 51,883 shares (cost $1,310,778)	1,307,440

Rydex Variable Trust – Arktos Fund (RyArktos) 316,512 shares (cost $6,674,562)	6,808,180

Rydex Variable Trust – Banking Fund (RyBank) 364,421 shares (cost $11,318,787)	10,819,665

Rydex Variable Trust – Basic Materials Fund (RyBasicM) 609,162 shares (cost $16,504,022)	16,977,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex Variable Trust – Biotechnology Fund (RyBioTech) 887,395 shares (cost $18,402,851)	$18,963,640

Rydex Variable Trust – Commodities 100 Fund (RyComm100) 718,290 shares (cost $16,120,389)	15,874,212

Rydex Variable Trust – Consumer Products Fund (RyConsProd) 341,986 shares (cost $11,183,168)	10,817,009

Rydex Variable Trust – Core Equity Fund (RyCoreEq) 14,253 shares (cost $357,617)	356,884

Rydex Variable Trust – Electronics Fund (RyElec) 429,398 shares (cost $6,128,906)	5,874,164

Rydex Variable Trust – Energy Fund (RyEnergy) 945,534 shares (cost $37,588,442)	37,064,945

Rydex Variable Trust – Energy Services Fund (RyEnSvc) 1,268,664 shares (cost $37,015,296)	39,227,085

Rydex Variable Trust – Financial Services Fund (RyFinSvc) 864,057 shares (cost $24,935,397)	25,144,057

Rydex Variable Trust – Health Care Fund (RyHealthC) 1,012,605 shares (cost $27,683,040)	28,525,072

Rydex Variable Trust – Hedged Equity Fund (RyHedgeEq) 53,840 shares (cost $1,359,717)	1,357,302

Rydex Variable Trust – Internet Fund (RyNet) 897,334 shares (cost $12,905,423)	13,226,706

Rydex Variable Trust – Inverse Dynamic Dow 30 Fund (RyInDyDow) 75,157 shares (cost $3,182,638)	3,246,785

Rydex Variable Trust – Inverse Mid Cap Fund (RyInMidCap) 49,450 shares (cost $1,944,014)	1,935,984

Rydex Variable Trust – Inverse Small Cap Fund (RyInSmCap) 90,705 shares (cost $3,655,565)	3,682,629

Rydex Variable Trust – Juno Fund (RyJuno) 454,797 shares (cost $9,632,818)	9,459,787

Rydex Variable Trust – Large Cap Europe Fund (RyLgCapEuro) 668,087 shares (cost $15,588,238)	15,927,202

Rydex Variable Trust – Large Cap Growth Fund (RyLgCapGr) 434,910 shares (cost $11,441,297)	11,172,826

Rydex Variable Trust – Large Cap Japan Fund (RyLgCapJapan) 817,295 shares (cost $24,921,676)	27,314,014

Rydex Variable Trust – Large Cap Value Fund (RyLgCapVal) 415,941 shares (cost $11,578,787)	11,604,752

Rydex Variable Trust – Leisure Fund (RyLeisure) 462,527 shares (cost $11,116,470)	10,157,103

Rydex Variable Trust – Long Dynamic Dow 30 Fund (RyLDyDow) 233,784 shares (cost $5,583,067)	5,400,403

Rydex Variable Trust – Medius Fund (RyMedius) 1,133,083 shares (cost $34,367,676)	34,162,449

Rydex Variable Trust – Mekros Fund (RyMekros) 667,167 shares (cost $23,362,289)	22,777,065

Rydex Variable Trust – Mid Cap Growth Fund (RyMidCapGr) 850,398 shares (cost $25,761,850)	25,716,028

Rydex Variable Trust – Mid Cap Value Fund (RyMidCapVal) 275,008 shares (cost $6,952,514)	5,299,411

Rydex Variable Trust – Nova Fund (RyNova) 7,232,537 shares (cost $61,341,830)	61,910,518

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Rydex Variable Trust – OTC Fund (RyOTC) 1,080,204 shares (cost $15,995,031)	$15,716,968

Rydex Variable Trust – Precious Metals Fund (RyPrecMet) 3,325,876 shares (cost $30,864,981)	34,456,074

Rydex Variable Trust – Real Estate Fund (RyRealEst) 410,151 shares (cost $16,666,915)	16,529,105

Rydex Variable Trust – Retailing Fund (RyRetail) 408,362 shares (cost $11,405,183)	11,372,881

Rydex Variable Trust – Sector Rotation Fund (RySectRot) 1,505,560 shares (cost $18,223,530)	19,105,554

Rydex Variable Trust – Small Cap Growth Fund (RySmCapGr) 279,507 shares (cost $8,341,791)	8,005,073

Rydex Variable Trust – Small Cap Value Fund (RySmCapVal) 343,436 shares (cost $8,990,602)	8,816,015

Rydex Variable Trust – Strengthening Dollar Fund (RyStDollar) 8,516 shares (cost $220,668)	218,172

Rydex Variable Trust – Technology Fund (RyTech) 828,227 shares (cost $11,668,253)	11,528,925

Rydex Variable Trust – Telecommunications Fund (RyTele) 715,509 shares (cost $13,370,724)	13,458,717

Rydex Variable Trust – Titan 500 Fund (RyTitan500) 635,091 shares (cost $11,875,303)	11,666,617

Rydex Variable Trust – Transportation Fund (RyTrans) 640,805 shares (cost $19,458,313)	20,915,865

Rydex Variable Trust – U.S. Government Bond Fund (RyUSGvtBd) 2,942,824 shares (cost $35,932,210)	36,432,167

Rydex Variable Trust – Ursa Fund (RyUrsa) 1,717,460 shares (cost $8,717,775)	8,844,917

Rydex Variable Trust – Utilities Fund (RyUtil) 993,648 shares (cost $19,416,427)	18,968,742

Rydex Variable Trust – Velocity 100 Fund (RyVel100) 740,655 shares (cost $17,397,025)	16,583,257

Rydex Variable Trust – Weakening Dollar Fund (RyWkDollar) 18,784 shares (cost $463,066)	456,634

Smith Barney TSF – International All Cap Growth Portfolio (SBTSIntAllCpG) 4,531 shares (cost $95,469)	64,789

Smith Barney TSF – Large Cap Value Portfolio (SBTSLgCapV) 217,560 shares (cost $3,909,247)	4,114,064

Smith Barney TSF – Money Market Portfolio (SBTSMMkt) 111,919 shares (cost $111,919)	111,919

Total investments	1,092,546,733
Accounts receivable	39,194

Total assets	1,092,585,927

Accounts payable	–

Contract owners’ equity (note 4)	$1,092,585,927

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	ACVPIncGr3	ACVPUltra3	ACVPVal3	FidVIPEIS2R	FidVIPGrS2R	FidVIPConS2R	GVITFHiInc3
Reinvested dividends	$10,907,674	73,156	–	54,888	92,597	7,735	15,165	19,382
Mortality and expense risk charges (note 2)	(15,372,906)	(69,459)	(21,570)	(106,307)	(104,195)	(49,889)	(166,316)	(1,638)

Net investment income (loss)	(4,465,232)	3,697	(21,570)	(51,419)	(11,598)	(42,154)	(151,151)	17,744

Proceeds from mutual fund shares sold	5,599,495,047	2,066,073	13,708,334	3,391,285	1,979,453	563,898	2,933,125	1,387
Cost of mutual fund shares sold	(5,574,756,250)	(1,808,567)	(13,478,713)	(3,316,056)	(1,895,366)	(527,786)	(2,467,679)	(1,373)

Realized gain (loss) on investments	24,738,797	257,506	229,621	75,229	84,087	36,112	465,446	14
Change in unrealized gain (loss) on investments	(14,497,541)	(79,327)	6,885	(382,399)	108,932	201,546	1,527,370	(5,608)

Net gain (loss) on investments	10,241,256	178,179	236,506	(307,170)	193,019	237,658	1,992,816	(5,594)

Reinvested capital gains	18,647,007	–	–	635,072	219,763	–	1,517	–

Net increase (decrease) in contract owners’ equity resulting from operations	$24,423,031	181,876	214,936	276,483	401,184	195,504	1,843,182	12,150

Investment activity:	GVITGvtBd3	GVITIDAgg6	GVITIDCon6	GVITIDMod6	GVITIDModAg6	GVITIDModCon6	GVITMdCpGr3	GVITMyMkt2
Reinvested dividends	$381,970	81,709	102,284	320,676	121,169	107,027	–	6,398,991
Mortality and expense risk charges (note 2)	(139,931)	(29,901)	(46,960)	(180,513)	(66,823)	(61,750)	(17,545)	(4,115,678)

Net investment income (loss)	242,039	51,808	55,324	140,163	54,346	45,277	(17,545)	2,283,313

Proceeds from mutual fund shares sold	7,037,208	363,786	1,701,656	3,853,673	884,158	4,989,782	589,571	1,386,098,971
Cost of mutual fund shares sold	(7,144,629)	(316,332)	(1,687,611)	(3,639,039)	(817,391)	(4,931,313)	(527,161)	(1,386,098,971)

Realized gain (loss) on investments	(107,421)	47,454	14,045	214,634	66,767	58,469	62,410	–
Change in unrealized gain (loss) on investments	(15,989)	79,251	(73,775)	(16,564)	78,114	(12,613)	37,831	–

Net gain (loss) on investments	(123,410)	126,705	(59,730)	198,070	144,881	45,856	100,241	–

Reinvested capital gains	17,572	90,051	79,909	232,070	122,756	58,454	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$136,201	268,564	75,503	570,303	321,983	149,587	82,696	2,283,313

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITNWFund3	GVITSmCapGr3	GVITSmCapVal3	GVITSmComp3	RyAbsRtStr	RyArktos	RyBank	RyBasicM
Reinvested dividends	$9,752	–	845	–	–	–	160,496	64,033
Mortality and expense risk charges (note 2)	(13,100)	(12,405)	(23,642)	(21,338)	(1,242)	(228,836)	(206,769)	(370,184)

Net investment income (loss)	(3,348)	(12,405)	(22,797)	(21,338)	(1,242)	(228,836)	(46,273)	(306,151)

Proceeds from mutual fund shares sold	388,068	486,453	1,149,335	629,430	907,930	205,291,343	27,754,559	58,676,095
Cost of mutual fund shares sold	(349,997)	(430,204)	(1,146,209)	(623,626)	(905,612)	(205,975,913)	(29,160,021)	(60,587,540)

Realized gain (loss) on investments	38,071	56,249	3,126	5,804	2,318	(684,570)	(1,405,462)	(1,911,445)
Change in unrealized gain (loss) on investments	(3,248)	11,395	(143,109)	(136,672)	(3,339)	168,907	(1,067,415)	(1,866,092)

Net gain (loss) on investments	34,823	67,644	(139,983)	(130,868)	(1,021)	(515,663)	(2,472,877)	(3,777,537)

Reinvested capital gains	–	–	171,850	284,568	–	–	1,646,724	2,650,702

Net increase (decrease) in contract owners’ equity resulting from operations	$31,475	55,239	9,070	132,362	(2,263)	(744,499)	(872,426)	(1,432,986)

Investment activity:	RyBioTech	RyComm100	RyConsProd	RyCoreEq	RyElec	RyEnergy	RyEnSvc	RyFinSvc
Reinvested dividends	$–	50,842	65,263	–	–	7,788	–	153,440
Mortality and expense risk charges (note 2)	(131,962)	(55,036)	(332,954)	(288)	(75,184)	(691,708)	(428,643)	(366,342)

Net investment income (loss)	(131,962)	(4,194)	(267,691)	(288)	(75,184)	(683,920)	(428,643)	(212,902)

Proceeds from mutual fund shares sold	43,672,381	14,264,244	46,721,154	244,497	55,606,741	118,320,972	77,421,037	51,379,523
Cost of mutual fund shares sold	(43,180,007)	(16,009,853)	(45,878,975)	(247,000)	(56,324,055)	(106,903,275)	(71,605,162)	(50,913,946)

Realized gain (loss) on investments	492,374	(1,745,609)	842,179	(2,503)	(717,314)	11,417,697	5,815,875	465,577
Change in unrealized gain (loss) on investments	549,059	(246,177)	(1,364,055)	(732)	(352,755)	(1,102,101)	2,196,436	(1,772,090)

Net gain (loss) on investments	1,041,433	(1,991,786)	(521,876)	(3,235)	(1,070,069)	10,315,596	8,012,311	(1,306,513)

Reinvested capital gains	–	–	393,794	–	–	2,235,725	–	1,239,277

Net increase (decrease) in contract owners’ equity resulting from operations	$909,471	(1,995,980)	(395,773)	(3,523)	(1,145,253)	11,867,401	7,583,668	(280,138)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	RyHealthC	RyHedgeEq	RyNet	RyInDyDow	RyInMidCap	RyInSmCap	RyJuno	RyLgCapEuro
Reinvested dividends	$–	1,290	–	37,282	26,687	50,869	–	49,350
Mortality and expense risk charges (note 2)	(452,302)	(1,234)	(114,133)	(44,397)	(24,861)	(118,282)	(217,808)	(240,871)

Net investment income (loss)	(452,302)	56	(114,133)	(7,115)	1,826	(67,413)	(217,808)	(191,521)

Proceeds from mutual fund shares sold	64,456,345	1,043,413	54,411,749	37,530,044	21,929,325	131,452,447	88,820,031	68,257,202
Cost of mutual fund shares sold	(61,368,397)	(1,041,356)	(56,152,837)	(38,045,899)	(22,122,463)	(132,324,721)	(90,094,346)	(70,866,123)

Realized gain (loss) on investments	3,087,948	2,057	(1,741,088)	(515,855)	(193,138)	(872,274)	(1,274,315)	(2,608,921)
Change in unrealized gain (loss) on investments	(87,757)	(2,415)	(1,447,876)	217,239	18,109	40,890	(9,870)	2,443,891

Net gain (loss) on investments	3,000,191	(358)	(3,188,964)	(298,616)	(175,029)	(831,384)	(1,284,185)	(165,030)

Reinvested capital gains	–	–	273,854	–	–	–	–	71,946

Net increase (decrease) in contract owners’ equity resulting from operations	$2,547,889	(302)	(3,029,243)	(305,731)	(173,203)	(898,797)	(1,501,993)	(284,605)

Investment activity:	RyLgCapGr	RyLgCapJapan	RyLgCapVal	RyLeisure	RyLDyDow	RyMedius	RyMekros	RyMidCapGr
Reinvested dividends	$7,595	–	54,720	–	43,789	–	764,107	–
Mortality and expense risk charges (note 2)	(71,133)	(120,060)	(117,814)	(353,118)	(59,766)	(412,750)	(322,111)	(91,257)

Net investment income (loss)	(63,538)	(120,060)	(63,094)	(353,118)	(15,977)	(412,750)	441,996	(91,257)

Proceeds from mutual fund shares sold	60,717,415	69,148,298	35,145,111	50,402,221	67,949,790	236,832,803	323,938,242	107,754,143
Cost of mutual fund shares sold	(60,547,378)	(68,195,062)	(35,115,587)	(49,522,963)	(68,429,946)	(231,736,178)	(324,649,704)	(107,236,475)

Realized gain (loss) on investments	170,037	953,236	29,524	879,258	(480,156)	5,096,625	(711,462)	517,668
Change in unrealized gain (loss) on investments	(249,784)	2,001,045	39,360	(3,464,962)	109,972	(725,613)	(3,349,925)	(125,516)

Net gain (loss) on investments	(79,747)	2,954,281	68,884	(2,585,704)	(370,184)	4,371,012	(4,061,387)	392,152

Reinvested capital gains	202,367	–	267,048	1,162,351	274,730	71,436	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$59,082	2,834,221	272,838	(1,776,471)	(111,431)	4,029,698	(3,619,391)	300,895

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	RyMidCapVal	RyNova	RyOTC	RyPrecMet	RyRealEst	RyRetail	RySectRot	RySmCapGr
Reinvested dividends	$37,501	166,089	–	–	239,821	–	–	–
Mortality and expense risk charges (note 2)	(202,798)	(772,502)	(283,493)	(204,532)	(262,909)	(295,849)	(158,875)	(83,885)

Net investment income (loss)	(165,297)	(606,413)	(283,493)	(204,532)	(23,088)	(295,849)	(158,875)	(83,885)

Proceeds from mutual fund shares sold	181,101,351	243,434,147	290,902,894	77,357,364	222,859,301	32,978,727	13,124,501	70,516,387
Cost of mutual fund shares sold	(180,462,474)	(239,866,484)	(289,854,715)	(79,712,768)	(222,180,555)	(31,617,215)	(11,786,127)	(70,740,134)

Realized gain (loss) on investments	638,877	3,567,663	1,048,179	(2,355,404)	678,746	1,361,512	1,338,374	(223,747)
Change in unrealized gain (loss) on investments	(1,476,037)	(1,328,949)	(1,260,174)	4,966,343	(196,520)	(1,166,254)	148,444	(320,787)

Net gain (loss) on investments	(837,160)	2,238,714	(211,995)	2,610,939	482,226	195,258	1,486,818	(544,534)

Reinvested capital gains	1,930,095	–	–	–	–	196,166	–	526,547

Net increase (decrease) in contract owners’ equity resulting from operations	$927,638	1,632,301	(495,488)	2,406,407	459,138	95,575	1,327,943	(101,872)

Investment activity:	RySmCapVal	RyStDollar	RyTech	RyTele	RyTitan500	RyTrans	RyUSGvtBd	RyUrsa
Reinvested dividends	$–	998	–	–	12,713	–	876,381	–
Mortality and expense risk charges (note 2)	(100,592)	(1,461)	(147,233)	(229,743)	(185,255)	(312,525)	(404,822)	(162,353)

Net investment income (loss)	(100,592)	(463)	(147,233)	(229,743)	(172,542)	(312,525)	471,559	(162,353)

Proceeds from mutual fund shares sold	71,786,306	2,474,643	44,983,223	42,021,661	116,432,760	37,861,933	256,826,940	86,679,628
Cost of mutual fund shares sold	(72,442,728)	(2,474,515)	(44,159,261)	(42,304,274)	(117,959,313)	(36,677,932)	(256,352,239)	(86,641,162)

Realized gain (loss) on investments	(656,422)	128	823,962	(282,613)	(1,526,553)	1,184,001	474,701	38,466
Change in unrealized gain (loss) on investments	(52,510)	(2,496)	(619,453)	(1,047,543)	(266,817)	(2,571,440)	376,947	355,987

Net gain (loss) on investments	(708,932)	(2,368)	204,509	(1,330,156)	(1,793,370)	(1,387,439)	851,648	394,453

Reinvested capital gains	824,471	–	–	1,155,352	1,103,847	506,993	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$14,947	(2,831)	57,276	(404,547)	(862,065)	(1,192,971)	1,323,207	232,100

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	RyUtil	RyVel100	RyWkDollar	SBTSIntAllCpG	SBTSLgCapV	SBTSMMkt
Reinvested dividends	$179,590	–	836	850	64,918	3,080
Mortality and expense risk charges (note 2)	(405,119)	(201,466)	(487)	(776)	(54,716)	(1,510)

Net investment income (loss)	(225,529)	(201,466)	349	74	10,202	1,570

Proceeds from mutual fund shares sold	78,089,622	175,979,060	642,961	788	557,484	18,665
Cost of mutual fund shares sold	(75,868,925)	(176,060,231)	(659,893)	(1,359)	(566,464)	(18,665)

Realized gain (loss) on investments	2,220,697	(81,171)	(16,932)	(571)	(8,980)	–
Change in unrealized gain (loss) on investments	(662,051)	(1,305,476)	(6,432)	6,531	202,692	–

Net gain (loss) on investments	1,558,646	(1,386,647)	(23,364)	5,960	193,712	–

Reinvested capital gains	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,333,117	(1,588,113)	(23,015)	6,034	203,914	1,570

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		ACVPIncGr3		ACVPUltra3		ACVPVal3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(4,465,232)	(5,134,377)	3,697	(9,798)	(21,570)	(10,702)	(51,419)	(32,258)
Realized gain (loss) on investments	24,738,797	(18,752,745)	257,506	132,368	229,621	38,910	75,229	215,801
Change in unrealized gain (loss) on investments	(14,497,541)	24,337,196	(79,327)	206,907	6,885	40,339	(382,399)	371,333
Reinvested capital gains	18,647,007	9,841,030	–	–	–	–	635,072	19,758

Net increase (decrease) in contract owners’ equity resulting from operations	24,423,031	10,291,104	181,876	329,477	214,936	68,547	276,483	574,634

Equity transactions:
Purchase payments received from contract owners (note 3)	251,563,035	515,114,239	299,795	1,470,244	456,048	604,499	735,893	1,561,607
Transfers between funds	–	–	2,481,869	554,613	1,524,227	10,939	2,220,305	3,014,349
Redemptions (note 3)	(160,536,005)	(123,318,314)	(1,101,260)	(334,586)	(90,512)	(56,117)	(1,019,413)	(581,075)
Annuity benefits	(123,369)	(57,387)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,130)	(3,627)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,922,013)	(1,494,199)	(9,775)	(3,567)	(2,768)	(93)	(6,752)	(3,518)
Adjustments to maintain reserves	48,745	108,682	294	369	81	48	718	705

Net equity transactions	89,027,263	390,349,394	1,670,923	1,687,073	1,887,076	559,276	1,930,751	3,992,068

Net change in contract owners’ equity	113,450,294	400,640,498	1,852,799	2,016,550	2,102,012	627,823	2,207,234	4,566,702
Contract owners’ equity beginning of period	979,135,633	578,495,135	3,685,371	1,668,821	966,536	338,713	6,386,499	1,819,797

Contract owners’ equity end of period	$1,092,585,927	979,135,633	5,538,170	3,685,371	3,068,548	966,536	8,593,733	6,386,499

CHANGES IN UNITS:
Beginning units	84,307,933	54,236,306	315,833	159,457	90,454	34,588	516,992	165,937

Units purchased	934,055,002	1,070,192,893	336,329	261,659	246,979	125,055	508,590	532,570
Units redeemed	(925,083,769)	(1,040,121,266)	(191,551)	(105,283)	(52,521)	(69,189)	(353,930)	(181,515)

Ending units	93,279,166	84,307,933	460,611	315,833	284,912	90,454	671,652	516,992

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPEIS2R		FidVIPGrS2R		FidVIPConS2R		GVITFHiInc3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(11,598)	(19,473)	(42,154)	(27,492)	(151,151)	(55,883)	17,744	–
Realized gain (loss) on investments	84,087	151,898	36,112	55,991	465,446	274,584	14	–
Change in unrealized gain (loss) on investments	108,932	279,188	201,546	(12,278)	1,527,370	452,449	(5,608)	–
Reinvested capital gains	219,763	8,880	–	–	1,517	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	401,184	420,493	195,504	16,221	1,843,182	671,150	12,150	–

Equity transactions:
Purchase payments received from contract owners (note 3)	390,171	1,435,791	464,462	817,485	1,014,199	2,071,519	–	–
Transfers between funds	4,570,680	2,630,669	2,479,166	727,029	11,567,938	2,208,574	1,008,221	–
Redemptions (note 3)	(1,421,829)	(766,575)	(452,503)	(262,554)	(2,117,439)	(585,090)	(582)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(21,802)	(7,654)	(5,736)	(3,605)	(22,967)	(583)	–	–
Adjustments to maintain reserves	448	893	29	238	1,866	831	–	–

Net equity transactions	3,517,668	3,293,124	2,485,418	1,278,593	10,443,597	3,695,251	1,007,639	–

Net change in contract owners’ equity	3,918,852	3,713,617	2,680,922	1,294,814	12,286,779	4,366,401	1,019,789	–
Contract owners’ equity beginning of period	5,497,773	1,784,156	2,564,583	1,269,769	6,958,966	2,592,565	–	–

Contract owners’ equity end of period	$9,416,625	5,497,773	5,245,505	2,564,583	19,245,745	6,958,966	1,019,789	–

CHANGES IN UNITS:
Beginning units	478,682	170,311	260,018	130,748	562,720	237,814	–	–

Units purchased	580,616	507,068	326,150	222,809	1,152,464	639,789	100,662	–
Units redeemed	(273,360)	(198,697)	(76,270)	(93,539)	(363,286)	(314,883)	–	–

Ending units	785,938	478,682	509,898	260,018	1,351,898	562,720	100,662	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGvtBd3		GVITIDAgg6		GVITIDCon6		GVITIDMod6
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$242,039	263,116	51,808	3,068	55,324	11,381	140,163	76,704
Realized gain (loss) on investments	(107,421)	(239,149)	47,454	(1,246)	14,045	1,636	214,634	(1,589)
Change in unrealized gain (loss) on investments	(15,989)	(85,668)	79,251	29,946	(73,775)	22,097	(16,564)	497,391
Reinvested capital gains	17,572	125,495	90,051	5,645	79,909	7,926	232,070	15,160

Net increase (decrease) in contract owners’ equity resulting from operations	136,201	63,794	268,564	37,413	75,503	43,040	570,303	587,666

Equity transactions:
Purchase payments received from contract owners (note 3)	1,109,443	3,914,895	91,968	153,417	665,417	464,686	2,158,104	1,319,542
Transfers between funds	3,954,584	(486,175)	6,833,500	248,782	2,706,946	1,023,397	5,974,088	7,569,573
Redemptions (note 3)	(1,471,767)	(1,036,704)	(345,147)	(227)	(303,459)	(77,349)	(2,424,481)	(95,424)
Annuity benefits	(975)	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(31,142)	(13,505)	(9,327)	–	(3,795)	–	(3,837)	(815)
Adjustments to maintain reserves	546	48	212	4	29	33	660	55

Net equity transactions	3,560,689	2,378,559	6,571,206	401,976	3,065,138	1,410,767	5,704,534	8,792,931

Net change in contract owners’ equity	3,696,890	2,442,353	6,839,770	439,389	3,140,641	1,453,807	6,274,837	9,380,597
Contract owners’ equity beginning of period	6,853,796	4,411,443	439,389	–	1,453,807	–	9,380,597	–

Contract owners’ equity end of period	$10,550,686	6,853,796	7,279,159	439,389	4,594,448	1,453,807	15,655,434	9,380,597

CHANGES IN UNITS:
Beginning units	621,353	407,518	39,336	–	140,679	–	871,310	–

Units purchased	1,128,351	944,269	605,866	41,718	464,349	169,473	938,815	925,612
Units redeemed	(813,396)	(730,434)	(31,590)	(2,382)	(168,963)	(28,794)	(411,476)	(54,302)

Ending units	936,308	621,353	613,612	39,336	436,065	140,679	1,398,649	871,310

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITIDModAg6		GVITIDModCon6		GVITMdCpGr3		GVITMyMkt2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$54,346	16,579	45,277	5,648	(17,545)	(15,936)	2,283,313	(2,517,731)
Realized gain (loss) on investments	66,767	4,399	58,469	603	62,410	31,341	–	–
Change in unrealized gain (loss) on investments	78,114	154,874	(12,613)	21,626	37,831	116,785	–	–
Reinvested capital gains	122,756	23,571	58,454	1,638	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	321,983	199,423	149,587	29,515	82,696	132,190	2,283,313	(2,517,731)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,469,318	1,092,315	1,817,099	532,702	9,550	349,695	184,928,266	422,666,231
Transfers between funds	3,079,232	1,520,544	2,220,057	202,976	10,296	239,496	(53,949,944)	(325,722,600)
Redemptions (note 3)	(172,117)	(61,245)	(689,222)	(47,346)	(124,831)	(92,147)	(75,436,560)	(63,768,571)
Annuity benefits	–	–	–	–	–	–	(61,435)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(2,303)	–	(10,827)	–	(2,534)	(1,998)	(905,001)	(620,922)
Adjustments to maintain reserves	192	41	460	(17)	(7,683)	28,121	(8,672)	1,638

Net equity transactions	4,374,322	2,551,655	3,337,567	688,315	(115,202)	523,167	54,566,654	32,555,776

Net change in contract owners’ equity	4,696,305	2,751,078	3,487,154	717,830	(32,506)	655,357	56,849,967	30,038,045
Contract owners’ equity beginning of period	2,751,078	–	717,830	–	1,400,829	745,472	186,613,831	156,575,786

Contract owners’ equity end of period	$7,447,383	2,751,078	4,204,984	717,830	1,368,323	1,400,829	243,463,798	186,613,831

CHANGES IN UNITS:
Beginning units	250,509	–	68,049	–	126,295	76,349	19,266,017	15,999,562

Units purchased	470,558	273,079	827,309	83,300	42,763	156,724	348,561,746	374,767,262
Units redeemed	(79,359)	(22,570)	(508,466)	(15,251)	(55,173)	(106,778)	(342,932,074)	(371,500,807)

Ending units	641,708	250,509	386,892	68,049	113,885	126,295	24,895,689	19,266,017

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITNWFund3		GVITSmCapGr3		GVITSmCapVal3		GVITSmComp3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(3,348)	(2,717)	(12,405)	(15,010)	(22,797)	(35,070)	(21,338)	(23,442)
Realized gain (loss) on investments	38,071	63,080	56,249	99,590	3,126	201,285	5,804	176,675
Change in unrealized gain (loss) on investments	(3,248)	15,777	11,395	54,217	(143,109)	(100,530)	(136,672)	(98,225)
Reinvested capital gains	–	–	–	–	171,850	140,747	284,568	188,614

Net increase (decrease) in contract owners’ equity resulting from operations	31,475	76,140	55,239	138,797	9,070	206,432	132,362	243,622

Equity transactions:
Purchase payments received from contract owners (note 3)	53,926	472,969	3,679	244,329	145,287	1,185,562	12,844	578,004
Transfers between funds	805,858	(361,279)	(111,139)	(237,991)	(578,521)	(1,243,805)	903,265	46,061
Redemptions (note 3)	(162,295)	(142,401)	(111,673)	(124,197)	(175,804)	(320,808)	(194,348)	(340,916)
Annuity benefits	(1,703)	(1,991)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(218)	(1,177)	(905)	(1,693)	(1,241)	(1,624)	(1,249)	(752)
Adjustments to maintain reserves	39	1,367	(8)	(181)	82	684	128	520

Net equity transactions	695,607	(32,512)	(220,046)	(119,733)	(610,197)	(379,991)	720,640	282,917

Net change in contract owners’ equity	727,082	43,628	(164,807)	19,064	(601,127)	(173,559)	853,002	526,539
Contract owners’ equity beginning of period	848,737	805,109	996,846	977,782	2,029,370	2,202,929	1,681,038	1,154,499

Contract owners’ equity end of period	$1,575,819	848,737	832,039	996,846	1,428,243	2,029,370	2,534,040	1,681,038

CHANGES IN UNITS:
Beginning units	75,896	79,403	93,866	103,064	159,275	200,087	131,645	106,111

Units purchased	93,040	62,075	27,021	93,967	47,318	258,694	97,972	138,068
Units redeemed	(35,112)	(65,582)	(47,251)	(103,165)	(96,108)	(299,506)	(51,100)	(112,534)

Ending units	133,824	75,896	73,636	93,866	110,485	159,275	178,517	131,645

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyAbsRtStr		RyArktos		RyBank		RyBasicM
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,242)	–	(228,836)	(299,744)	(46,273)	(194,934)	(306,151)	(287,149)
Realized gain (loss) on investments	2,318	–	(684,570)	(7,420,040)	(1,405,462)	1,016,052	(1,911,445)	1,001,771
Change in unrealized gain (loss) on investments	(3,339)	–	168,907	65,793	(1,067,415)	155,030	(1,866,092)	1,930,801
Reinvested capital gains	–	–	–	–	1,646,724	402,833	2,650,702	444,807

Net increase (decrease) in contract owners’ equity resulting from operations	(2,263)	–	(744,499)	(7,653,991)	(872,426)	1,378,981	(1,432,986)	3,090,230

Equity transactions:
Purchase payments received from contract owners (note 3)	10,176	–	861,840	1,245,257	725,976	2,354,138	1,915,251	2,913,991
Transfers between funds	1,300,927	–	1,143,714	9,320,539	(3,093,140)	(177,267)	(12,724,630)	12,111,082
Redemptions (note 3)	(1,400)	–	(1,887,785)	(1,627,036)	(1,463,852)	(1,366,561)	(2,184,590)	(1,760,799)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	(9,836)	(19,561)	(19,484)	(35,525)	(26,200)	(33,941)
Adjustments to maintain reserves	3	–	(4,596)	(6,451)	(735)	3,366	1,399	4,649

Net equity transactions	1,309,706	–	103,337	8,912,748	(3,851,235)	778,151	(13,018,770)	13,234,982

Net change in contract owners’ equity	1,307,443	–	(641,162)	1,258,757	(4,723,661)	2,157,132	(14,451,756)	16,325,212
Contract owners’ equity beginning of period	–	–	7,445,853	6,187,096	15,542,844	13,385,712	31,429,749	15,104,537

Contract owners’ equity end of period	$1,307,443	–	6,804,691	7,445,853	10,819,183	15,542,844	16,977,993	31,429,749

CHANGES IN UNITS:
Beginning units	–	–	1,528,468	1,101,548	1,060,424	1,030,036	2,143,041	1,218,961

Units purchased	222,495	–	79,431,362	148,743,675	2,494,807	6,707,495	4,860,459	9,661,989
Units redeemed	(92,597)	–	(79,565,232)	(148,316,755)	(2,783,311)	(6,677,107)	(5,874,024)	(8,737,909)

Ending units	129,898	–	1,394,598	1,528,468	771,920	1,060,424	1,129,476	2,143,041

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyBioTech		RyComm100		RyConsProd		RyCoreEq
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(131,962)	(183,261)	(4,194)	–	(267,691)	(279,495)	(288)	–
Realized gain (loss) on investments	492,374	(2,749,509)	(1,745,609)	–	842,179	(491,727)	(2,503)	–
Change in unrealized gain (loss) on investments	549,059	(92,533)	(246,177)	–	(1,364,055)	829,914	(732)	–
Reinvested capital gains	–	–	–	–	393,794	181,751	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	909,471	(3,025,303)	(1,995,980)	–	(395,773)	240,443	(3,523)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	871,771	2,287,014	207,525	–	1,079,816	1,579,866	7,995	–
Transfers between funds	14,726,124	(2,748,883)	18,308,680	–	(4,121,227)	10,531,052	352,984	–
Redemptions (note 3)	(1,052,547)	(1,365,875)	(630,946)	–	(2,409,627)	(1,488,939)	(572)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(17,383)	(25,000)	(13,414)	–	(29,166)	(31,880)	–	–
Adjustments to maintain reserves	287	1,758	(2,238)	–	(108)	2,438	(10)	–

Net equity transactions	14,528,252	(1,850,986)	17,869,607	–	(5,480,312)	10,592,537	360,397	–

Net change in contract owners’ equity	15,437,723	(4,876,289)	15,873,627	–	(5,876,085)	10,832,980	356,874	–
Contract owners’ equity beginning of period	3,526,373	8,402,662	–	–	16,692,929	5,859,949	–	–

Contract owners’ equity end of period	$18,964,096	3,526,373	15,873,627	–	10,816,844	16,692,929	356,874	–

CHANGES IN UNITS:
Beginning units	410,235	979,925	–	–	1,275,298	498,453	–	–

Units purchased	10,247,692	16,626,562	3,678,336	–	4,896,199	8,138,475	62,405	–
Units redeemed	(8,623,060)	(17,196,252)	(1,880,401)	–	(5,325,185)	(7,361,630)	(26,731)	–

Ending units	2,034,867	410,235	1,797,935	–	846,312	1,275,298	35,674	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyElec		RyEnergy		RyEnSvc		RyFinSvc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(75,184)	(70,887)	(683,920)	(420,152)	(428,643)	(139,873)	(212,902)	(250,661)
Realized gain (loss) on investments	(717,314)	(1,191,663)	11,417,697	5,929,577	5,815,875	1,067,278	465,577	826,050
Change in unrealized gain (loss) on investments	(352,755)	3,347	(1,102,101)	(145,824)	2,196,436	47,726	(1,772,090)	1,598,681
Reinvested capital gains	–	–	2,235,725	9,181	–	–	1,239,277	–

Net increase (decrease) in contract owners’ equity resulting from operations	(1,145,253)	(1,259,203)	11,867,401	5,372,782	7,583,668	975,131	(280,138)	2,174,070

Equity transactions:
Purchase payments received from contract owners (note 3)	268,633	1,151,222	4,219,555	3,880,957	3,190,098	1,696,813	1,258,188	1,812,230
Transfers between funds	888,828	(6,477,430)	(7,449,654)	12,453,751	21,860,137	3,741,467	(1,617,260)	18,684,435
Redemptions (note 3)	(659,438)	(303,741)	(5,532,805)	(2,556,593)	(2,321,108)	(813,263)	(2,395,300)	(1,813,201)
Annuity benefits	–	–	(33,540)	(29,049)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(12,452)	(2,922)	(88,280)	(34,690)	(31,698)	(10,652)	(29,740)	(38,760)
Adjustments to maintain reserves	(397)	763	44,643	39,860	9,787	3,197	138	3,174

Net equity transactions	485,174	(5,632,108)	(8,840,081)	13,754,236	22,707,216	4,617,562	(2,783,974)	18,647,878

Net change in contract owners’ equity	(660,079)	(6,891,311)	3,027,320	19,127,018	30,290,884	5,592,693	(3,064,112)	20,821,948
Contract owners’ equity beginning of period	6,534,146	13,425,457	34,065,485	14,938,467	8,944,842	3,352,149	28,208,416	7,386,468

Contract owners’ equity end of period	$5,874,067	6,534,146	37,092,805	34,065,485	39,235,726	8,944,842	25,144,304	28,208,416

CHANGES IN UNITS:
Beginning units	703,576	1,114,654	2,467,542	1,407,669	578,680	285,215	2,215,554	666,736

Units purchased	8,489,796	8,192,136	12,474,361	12,210,710	9,131,514	8,598,530	5,383,446	7,647,800
Units redeemed	(8,570,158)	(8,603,214)	(12,976,166)	(11,150,837)	(7,967,829)	(8,305,065)	(5,658,778)	(6,098,982)

Ending units	623,214	703,576	1,965,737	2,467,542	1,742,365	578,680	1,940,222	2,215,554

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyHealthC		RyHedgeEq		RyNet		RyInDyDow
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(452,302)	(279,469)	56	–	(114,133)	(310,205)	(7,115)	(14,698)
Realized gain (loss) on investments	3,087,948	(1,455,712)	2,057	–	(1,741,088)	215,398	(515,855)	(342,450)
Change in unrealized gain (loss) on investments	(87,757)	585,799	(2,415)	–	(1,447,876)	690,286	217,239	(153,092)
Reinvested capital gains	–	176,596	–	–	273,854	–	–	45,106

Net increase (decrease) in contract owners’ equity resulting from operations	2,547,889	(972,786)	(302)	–	(3,029,243)	595,479	(305,731)	(465,134)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,799,764	2,009,444	5,519	–	427,913	2,457,531	399,656	146,836
Transfers between funds	9,681,449	7,469,982	1,354,166	–	(11,498,142)	9,279,897	1,518,879	2,285,236
Redemptions (note 3)	(3,609,045)	(1,519,432)	(2,081)	–	(836,767)	(1,594,789)	(237,077)	(92,244)
Annuity benefits	(2,127)	(2,543)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(48,339)	(31,411)	–	–	(10,083)	(31,527)	(596)	(2,981)
Adjustments to maintain reserves	802	3,360	31	–	(1,934)	5,230	(446)	(9)

Net equity transactions	7,822,504	7,929,400	1,357,635	–	(11,919,013)	10,116,342	1,680,416	2,336,838

Net change in contract owners’ equity	10,370,393	6,956,614	1,357,333	–	(14,948,256)	10,711,821	1,374,685	1,871,704
Contract owners’ equity beginning of period	18,154,778	11,198,164	–	–	28,174,640	17,462,819	1,871,704	–

Contract owners’ equity end of period	$28,525,171	18,154,778	1,357,333	–	13,226,384	28,174,640	3,246,389	1,871,704

CHANGES IN UNITS:
Beginning units	1,787,784	1,154,231	–	–	1,965,133	1,384,802	213,395	–

Units purchased	10,733,121	11,808,373	241,957	–	3,983,511	10,198,443	6,627,302	1,866,075
Units redeemed	(9,941,024)	(11,174,820)	(107,293)	–	(5,002,765)	(9,618,112)	(6,471,469)	(1,652,680)

Ending units	2,579,881	1,787,784	134,664	–	945,879	1,965,133	369,228	213,395

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyInMidCap		RyInSmCap		RyJuno		RyLgCapEuro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,826	(13,464)	(67,413)	(85,616)	(217,808)	(259,185)	(191,521)	3,141,244
Realized gain (loss) on investments	(193,138)	(267,757)	(872,274)	(1,587,997)	(1,274,315)	(2,351,179)	(2,608,921)	(315,924)
Change in unrealized gain (loss) on investments	18,109	(26,138)	40,890	(13,826)	(9,870)	(95,132)	2,443,891	(1,121,499)
Reinvested capital gains	–	–	–	–	–	168,348	71,946	51,883

Net increase (decrease) in contract owners’ equity resulting from operations	(173,203)	(307,359)	(898,797)	(1,687,439)	(1,501,993)	(2,537,148)	(284,605)	1,755,704

Equity transactions:
Purchase payments received from contract owners (note 3)	46,381	34,633	326,637	1,361	1,696,684	6,189,299	509,125	1,354,785
Transfers between funds	1,448,901	1,112,728	4,006,901	2,827,957	(4,316,106)	2,428,422	(5,855,571)	8,240,899
Redemptions (note 3)	(157,392)	(63,455)	(646,306)	(238,422)	(1,629,523)	(1,538,332)	(2,142,333)	(1,238,532)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(608)	(2,831)	(4,071)	(4,761)	(35,643)	(19,605)	(28,160)	(27,973)
Adjustments to maintain reserves	(793)	(1,755)	(1,983)	51	(1,472)	(2,234)	1,437	(13,449)

Net equity transactions	1,336,489	1,079,320	3,681,178	2,586,186	(4,286,060)	7,057,550	(7,515,502)	8,315,730

Net change in contract owners’ equity	1,163,286	771,961	2,782,381	898,747	(5,788,053)	4,520,402	(7,800,107)	10,071,434
Contract owners’ equity beginning of period	771,961	–	898,747	–	15,246,795	10,726,393	23,728,720	13,657,286

Contract owners’ equity end of period	$1,935,247	771,961	3,681,128	898,747	9,458,742	15,246,795	15,928,613	23,728,720

CHANGES IN UNITS:
Beginning units	88,589	–	106,063	–	1,762,008	1,091,091	1,888,067	1,241,111

Units purchased	3,775,804	2,134,132	21,842,136	12,589,772	14,424,971	17,208,213	7,766,259	8,480,027
Units redeemed	(3,619,592)	(2,045,543)	(21,494,696)	(12,483,709)	(15,017,751)	(16,537,296)	(8,446,851)	(7,833,071)

Ending units	244,801	88,589	453,503	106,063	1,169,228	1,762,008	1,207,475	1,888,067

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyLgCapGr		RyLgCapJapan		RyLgCapVal		RyLeisure
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(63,538)	3,423	(120,060)	(111,751)	(63,094)	(9,228)	(353,118)	(282,006)
Realized gain (loss) on investments	170,037	(125,090)	953,236	(1,755,702)	29,524	344,785	879,258	1,633,878
Change in unrealized gain (loss) on investments	(249,784)	(18,687)	2,001,045	194,639	39,360	(13,395)	(3,464,962)	1,877,355
Reinvested capital gains	202,367	38,603	–	–	267,048	51,274	1,162,351	133,533

Net increase (decrease) in contract owners’ equity resulting from operations	59,082	(101,751)	2,834,221	(1,672,814)	272,838	373,436	(1,776,471)	3,362,760

Equity transactions:
Purchase payments received from contract owners (note 3)	354,434	78,370	2,461,561	753,555	1,084,826	382,284	1,052,379	1,787,599
Transfers between funds	4,593,948	6,831,393	15,106,835	5,075,548	6,017,288	4,048,131	(18,634,040)	17,956,929
Redemptions (note 3)	(374,402)	(263,078)	(859,866)	(782,370)	(451,805)	(117,991)	(2,379,508)	(1,543,059)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(2,686)	(2,468)	(8,884)	(8,940)	(3,687)	(719)	(23,249)	(44,024)
Adjustments to maintain reserves	119	(18)	531	2,248	319	134	706	4,926

Net equity transactions	4,571,413	6,644,199	16,700,177	5,040,041	6,646,941	4,311,839	(19,983,712)	18,162,371

Net change in contract owners’ equity	4,630,495	6,542,448	19,534,398	3,367,227	6,919,779	4,685,275	(21,760,183)	21,525,131
Contract owners’ equity beginning of period	6,542,448	–	7,780,211	4,412,984	4,685,275	–	31,917,768	10,392,637

Contract owners’ equity end of period	$11,172,943	6,542,448	27,314,609	7,780,211	11,605,054	4,685,275	10,157,585	31,917,768

CHANGES IN UNITS:
Beginning units	633,174	–	743,806	458,873	420,376	–	2,018,829	801,265

Units purchased	7,740,703	7,190,671	12,448,982	12,969,174	4,638,019	4,059,800	2,884,695	6,272,799
Units redeemed	(7,291,921)	(6,557,497)	(10,993,058)	(12,684,241)	(4,044,448)	(3,639,424)	(4,214,596)	(5,055,235)

Ending units	1,081,956	633,174	2,199,730	743,806	1,013,947	420,376	688,928	2,018,829

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyLDyDow		RyMedius		RyMekros		RyMidCapGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(15,977)	282,325	(412,750)	(198,551)	441,996	(451,744)	(91,257)	(18,141)
Realized gain (loss) on investments	(480,156)	589,980	5,096,625	(1,131,723)	(711,462)	(5,304,201)	517,668	18,920
Change in unrealized gain (loss) on investments	109,972	(292,637)	(725,613)	1,299,781	(3,349,925)	8,465,437	(125,516)	79,694
Reinvested capital gains	274,730	31,879	71,436	1,153,415	–	1,535,685	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(111,431)	611,547	4,029,698	1,122,922	(3,619,391)	4,245,177	300,895	80,473

Equity transactions:
Purchase payments received from contract owners (note 3)	542,670	197,308	997,847	1,414,381	1,515,392	2,294,854	180,220	122,719
Transfers between funds	(1,323,054)	6,321,550	14,594,193	3,451,091	(46,441,733)	3,005,330	19,943,793	5,954,934
Redemptions (note 3)	(607,364)	(219,547)	(3,236,997)	(1,722,370)	(2,191,957)	(3,916,324)	(784,233)	(72,457)
Annuity benefits	–	–	–	–	(1,654)	(1,854)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(8,055)	(3,258)	(31,384)	(20,349)	(16,388)	(61,485)	(8,638)	(1,677)
Adjustments to maintain reserves	184	11	3,628	6,256	(3,059)	21,242	277	21

Net equity transactions	(1,395,619)	6,296,064	12,327,287	3,129,009	(47,139,399)	1,341,763	19,331,419	6,003,540

Net change in contract owners’ equity	(1,507,050)	6,907,611	16,356,985	4,251,931	(50,758,790)	5,586,940	19,632,314	6,084,013
Contract owners’ equity beginning of period	6,907,611	–	17,808,586	13,556,655	73,534,547	67,947,607	6,084,013	–

Contract owners’ equity end of period	$5,400,561	6,907,611	34,165,571	17,808,586	22,775,757	73,534,547	25,716,327	6,084,013

CHANGES IN UNITS:
Beginning units	641,605	–	1,074,402	983,334	4,543,149	5,186,476	566,096	–

Units purchased	11,748,290	8,772,667	20,937,273	13,806,449	27,063,798	42,969,288	13,153,986	4,123,599
Units redeemed	(11,860,941)	(8,131,062)	(20,179,596)	(13,715,381)	(30,235,078)	(43,612,615)	(11,544,288)	(3,557,503)

Ending units	528,954	641,605	1,832,079	1,074,402	1,371,869	4,543,149	2,175,794	566,096

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyMidCapVal		RyNova		RyOTC		RyPrecMet
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(165,297)	(42,925)	(606,413)	(433,685)	(283,493)	(331,399)	(204,532)	(208,607)
Realized gain (loss) on investments	638,877	572,966	3,567,663	3,094,595	1,048,179	1,075,662	(2,355,404)	(3,594,674)
Change in unrealized gain (loss) on investments	(1,476,037)	(177,067)	(1,328,949)	745,876	(1,260,174)	566,593	4,966,343	(2,349,450)
Reinvested capital gains	1,930,095	383,073	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	927,638	736,047	1,632,301	3,406,786	(495,488)	1,310,856	2,406,407	(6,152,731)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,873,988	613,013	4,013,255	2,807,358	954,666	2,892,061	1,664,172	2,660,989
Transfers between funds	(4,820,333)	7,079,038	13,373,037	21,658,038	(36,511,357)	42,682,562	13,608,955	7,007,438
Redemptions (note 3)	(1,047,823)	(52,788)	(5,352,633)	(4,166,057)	(1,990,337)	(2,795,717)	(1,202,790)	(1,067,696)
Annuity benefits	–	–	–	–	–	–	(2,106)	(2,951)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(9,291)	(196)	(53,160)	(46,758)	(16,217)	(27,479)	(15,296)	(19,218)
Adjustments to maintain reserves	821	82	6,051	579	(248)	4,168	2,092	3,433

Net equity transactions	(4,002,638)	7,639,149	11,986,550	20,253,160	(37,563,493)	42,755,595	14,055,027	8,581,995

Net change in contract owners’ equity	(3,075,000)	8,375,196	13,618,851	23,659,946	(38,058,981)	44,066,451	16,461,434	2,429,264
Contract owners’ equity beginning of period	8,375,196	–	48,297,744	24,637,798	53,776,428	9,709,977	17,996,086	15,566,822

Contract owners’ equity end of period	$5,300,196	8,375,196	61,916,595	48,297,744	15,717,447	53,776,428	34,457,520	17,996,086

CHANGES IN UNITS:
Beginning units	733,363	–	4,376,840	2,518,202	4,291,035	833,609	1,135,796	828,775

Units purchased	17,670,606	6,686,267	34,394,730	40,017,639	33,270,868	47,138,166	8,863,986	10,015,375
Units redeemed	(17,969,376)	(5,952,904)	(33,275,129)	(38,159,001)	(36,300,969)	(43,680,740)	(8,174,798)	(9,708,354)

Ending units	434,593	733,363	5,496,441	4,376,840	1,260,934	4,291,035	1,824,984	1,135,796

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyRealEst		RyRetail		RySectRot		RySmCapGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(23,088)	(50,504)	(295,849)	(201,462)	(158,875)	(110,220)	(83,885)	(59,733)
Realized gain (loss) on investments	678,746	1,501,965	1,361,512	(1,206,860)	1,338,374	337,097	(223,747)	606,996
Change in unrealized gain (loss) on investments	(196,520)	146,487	(1,166,254)	1,083,617	148,444	77,007	(320,787)	(15,931)
Reinvested capital gains	–	189,057	196,166	505,186	–	–	526,547	105,611

Net increase (decrease) in contract owners’ equity resulting from operations	459,138	1,787,005	95,575	180,481	1,327,943	303,884	(101,872)	636,943

Equity transactions:
Purchase payments received from contract owners (note 3)	1,149,726	942,060	1,133,432	942,330	3,385,746	6,011,480	151,719	130,902
Transfers between funds	5,942,828	6,758,132	(2,377,466)	7,749,772	7,040,614	(7,568,848)	(1,723,854)	10,056,602
Redemptions (note 3)	(1,701,241)	(858,902)	(2,053,855)	(972,180)	(729,757)	(377,640)	(815,982)	(308,036)
Annuity benefits	(222)	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(17,953)	(7,844)	(24,009)	(31,454)	(19,147)	(3,646)	(8,366)	(13,237)
Adjustments to maintain reserves	1,931	1,540	801	1,579	1,494	1,556	1,829	211

Net equity transactions	5,375,069	6,834,986	(3,321,097)	7,690,047	9,678,950	(1,937,098)	(2,394,654)	9,866,442

Net change in contract owners’ equity	5,834,207	8,621,991	(3,225,522)	7,870,528	11,006,893	(1,633,214)	(2,496,526)	10,503,385
Contract owners’ equity beginning of period	10,696,859	2,074,868	14,599,245	6,728,717	8,100,165	9,733,379	10,503,385	–

Contract owners’ equity end of period	$16,531,066	10,696,859	11,373,723	14,599,245	19,107,058	8,100,165	8,006,859	10,503,385

CHANGES IN UNITS:
Beginning units	638,192	158,221	1,119,057	557,769	753,136	989,549	915,334	–

Units purchased	16,443,319	11,630,490	3,202,038	5,325,961	2,598,134	2,199,263	8,189,815	8,969,045
Units redeemed	(16,139,542)	(11,150,519)	(3,478,984)	(4,764,673)	(1,763,608)	(2,435,676)	(8,439,083)	(8,053,711)

Ending units	941,969	638,192	842,111	1,119,057	1,587,662	753,136	666,066	915,334

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RySmCapVal		RyStDollar		RyTech		RyTele
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(100,592)	(91,349)	(463)	–	(147,233)	(181,757)	(229,743)	(245,348)
Realized gain (loss) on investments	(656,422)	1,121,375	128	–	823,962	(2,111,475)	(282,613)	1,187,089
Change in unrealized gain (loss) on investments	(52,510)	(122,078)	(2,496)	–	(619,453)	132,585	(1,047,543)	830,904
Reinvested capital gains	824,471	432,308	–	–	–	583,970	1,155,352	–

Net increase (decrease) in contract owners’ equity resulting from operations	14,947	1,340,256	(2,831)	–	57,276	(1,576,677)	(404,547)	1,772,645

Equity transactions:
Purchase payments received from contract owners (note 3)	910,994	719,911	282	–	556,937	2,133,983	539,339	1,692,329
Transfers between funds	(8,996,357)	16,412,175	221,931	–	320,868	(2,155,110)	(7,531,912)	11,354,826
Redemptions (note 3)	(689,023)	(885,099)	(1,194)	–	(1,176,536)	(838,323)	(1,664,820)	(1,128,633)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(3,828)	(8,294)	(14)	–	(17,332)	(24,434)	(20,870)	(23,042)
Adjustments to maintain reserves	310	360	2	–	(768)	2,190	(475)	3,648

Net equity transactions	(8,777,904)	16,239,053	221,007	–	(316,831)	(881,694)	(8,678,738)	11,899,128

Net change in contract owners’ equity	(8,762,957)	17,579,309	218,176	–	(259,555)	(2,458,371)	(9,083,285)	13,671,773
Contract owners’ equity beginning of period	17,579,309	–	–	–	11,788,174	14,246,545	22,542,299	8,870,526

Contract owners’ equity end of period	$8,816,352	17,579,309	218,176	–	11,528,619	11,788,174	13,459,014	22,542,299

CHANGES IN UNITS:
Beginning units	1,503,275	–	–	–	932,471	1,124,632	2,551,837	1,109,456

Units purchased	6,519,705	7,933,523	302,712	–	4,667,238	4,278,892	4,818,292	13,631,270
Units redeemed	(7,285,247)	(6,430,248)	(281,489)	–	(4,699,508)	(4,471,053)	(5,838,165)	(12,188,889)

Ending units	737,733	1,503,275	21,223	–	900,201	932,471	1,531,964	2,551,837

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyTitan500		RyTrans		RyUSGvtBd		RyUrsa
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(172,542)	(263,623)	(312,525)	(250,035)	471,559	351,330	(162,353)	(402,521)
Realized gain (loss) on investments	(1,526,553)	(1,925,474)	1,184,001	202,148	474,701	(1,481,263)	38,466	(7,444,564)
Change in unrealized gain (loss) on investments	(266,817)	563,273	(2,571,440)	3,941,658	376,947	82,099	355,987	(228,846)
Reinvested capital gains	1,103,847	1,666,699	506,993	211,528	–	771,996	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(862,065)	40,875	(1,192,971)	4,105,299	1,323,207	(275,838)	232,100	(8,075,931)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,257,446	2,305,922	1,050,181	1,202,314	4,961,067	3,910,023	712,840	1,715,680
Transfers between funds	(415,513)	(11,419,934)	(10,837,979)	25,967,196	12,887,923	6,871,394	(1,012,501)	14,278,706
Redemptions (note 3)	(1,570,974)	(1,652,015)	(1,938,238)	(1,559,340)	(3,975,944)	(2,170,416)	(1,207,074)	(2,332,647)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(17,218)	(17,155)	(22,773)	(32,292)	(46,772)	(11,156)	(19,965)	(40,341)
Adjustments to maintain reserves	316	7,739	742	2,525	(7,589)	(30,925)	(2,051)	(6,448)

Net equity transactions	(745,943)	(10,775,443)	(11,748,067)	25,580,403	13,818,685	8,568,920	(1,528,751)	13,614,950

Net change in contract owners’ equity	(1,608,008)	(10,734,568)	(12,941,038)	29,685,702	15,141,892	8,293,082	(1,296,651)	5,539,019
Contract owners’ equity beginning of period	13,274,965	24,009,533	33,857,618	4,171,916	21,283,468	12,990,386	10,139,870	4,600,851

Contract owners’ equity end of period	$11,666,957	13,274,965	20,916,580	33,857,618	36,425,360	21,283,468	8,843,219	10,139,870

CHANGES IN UNITS:
Beginning units	1,221,310	2,532,632	2,259,235	336,896	1,812,323	1,181,842	1,403,512	562,511

Units purchased	19,510,648	21,689,144	2,841,912	6,237,589	29,842,493	20,969,688	20,411,606	44,093,089
Units redeemed	(19,681,789)	(23,000,466)	(3,793,553)	(4,315,250)	(28,721,666)	(20,339,207)	(20,567,766)	(43,252,088)

Ending units	1,050,169	1,221,310	1,307,594	2,259,235	2,933,150	1,812,323	1,247,352	1,403,512

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	RyUtil		RyVel100		RyWkDollar		SBGSFundVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(225,529)	5,047	(201,466)	483,902	349	–	–	(222)
Realized gain (loss) on investments	2,220,697	1,559,290	(81,171)	502,921	(16,932)	–	–	2,478
Change in unrealized gain (loss) on investments	(662,051)	(73,351)	(1,305,476)	818,328	(6,432)	–	–	(2,783)
Reinvested capital gains	–	–	–	29,274	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,333,117	1,490,986	(1,588,113)	1,834,425	(23,015)	–	–	(527)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,967,745	1,254,200	1,422,058	4,009,950	14,141	–	–	2,512
Transfers between funds	10,657,420	(3,125,834)	(7,775,558)	10,719,922	475,436	–	–	–
Redemptions (note 3)	(3,211,988)	(1,164,621)	(1,197,014)	(3,146,738)	(9,899)	–	–	(64,972)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	(13)
Contingent deferred sales charges (note 2)	(44,267)	(19,720)	(15,178)	(9,487)	(30)	–	–	–
Adjustments to maintain reserves	3,490	1,895	3,822	594	3	–	–	4

Net equity transactions	9,372,400	(3,054,080)	(7,561,870)	11,574,241	479,651	–	–	(62,469)

Net change in contract owners’ equity	10,705,517	(1,563,094)	(9,149,983)	13,408,666	456,636	–	–	(62,996)
Contract owners’ equity beginning of period	8,266,553	9,829,647	25,733,805	12,325,139	–	–	–	62,996

Contract owners’ equity end of period	$18,972,070	8,266,553	16,583,822	25,733,805	456,636	–	–	–

CHANGES IN UNITS:
Beginning units	935,617	1,290,262	2,525,054	1,367,723	–	–	–	2,967

Units purchased	14,049,504	12,169,742	38,390,350	36,013,715	126,469	–	–	–
Units redeemed	(12,998,949)	(12,524,387)	(39,212,563)	(34,856,384)	(79,462)	–	–	(2,967)

Ending units	1,986,172	935,617	1,702,841	2,525,054	47,007	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	SBTSIntAllCpG		SBTSLgCapV		SBTSMMkt
Investment activity:	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$74	(227)	10,202	21,941	1,570	(742)
Realized gain (loss) on investments	(571)	(17,139)	(8,980)	(95,070)	–	–
Change in unrealized gain (loss) on investments	6,531	26,661	202,692	473,866	–	–
Reinvested capital gains	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,034	9,295	203,914	400,737	1,570	(742)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	85,281	–	2
Transfers between funds	–	–	–	106,394	–	(106,394)
Redemptions (note 3)	–	(22,028)	(480,123)	(979,394)	(16,892)	(63,330)
Annuity benefits	–	–	(19,607)	(18,999)	–	–
Annual contract maintenance charges (note 2)	(14)	(23)	(2,894)	(3,353)	(222)	(238)
Contingent deferred sales charges (note 2)	–	–	(24)	–	–	–
Adjustments to maintain reserves	1	(1)	146	(234)	84	22

Net equity transactions	(13)	(22,052)	(502,502)	(810,305)	(17,030)	(169,938)

Net change in contract owners’ equity	6,021	(12,757)	(298,588)	(409,568)	(15,460)	(170,680)
Contract owners’ equity beginning of period	58,764	71,521	4,412,746	4,822,314	127,637	298,317

Contract owners’ equity end of period	$64,785	58,764	4,114,158	4,412,746	112,177	127,637

CHANGES IN UNITS:
Beginning units	5,196	7,357	280,779	334,493	10,348	24,081

Units purchased	–	–	–	13,515	–	475
Units redeemed	(1)	(2,161)	(30,912)	(67,229)	(1,385)	(14,208)

Ending units	5,195	5,196	249,867	280,779	8,963	10,348

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – Income & Growth Fund – Class III (ACVPIncGr3)

    American Century VP – Ultra® Fund – Class III (ACVPUltra3)

    American Century VP – Value Fund – Class III (ACVPVal3)

Portfolios of the Federated Insurance Series (Federated IS);

    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)*

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);

    Fidelity® VIP – Equity-Income Portfolio – Service Class 2 R (FidVIPEIS2R)

    Fidelity® VIP – Growth Portfolio – Service Class 2 R (FidVIPGrS2R)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

    Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 R (FidVIPConS2R)

Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT Federated High Income Bond Fund – Class III (GVITFHiInc3)

    Gartmore GVIT Government Bond Fund – Class III (GVITGvtBd3)

    Gartmore GVIT ID Aggressive Fund – Class VI (GVITIDAgg6)

    Gartmore GVIT ID Conservative Fund – Class VI (GVITIDCon6)

    Gartmore GVIT ID Moderate Fund – Class VI (GVITIDMod6)

    Gartmore GVIT ID Moderately Aggressive Fund – Class VI (GVITIDModAg6)

    Gartmore GVIT ID Moderately Conservative Fund – Class VI (GVITIDModCon6)

    Gartmore GVIT Mid Cap Growth Fund – Class III (GVITMdCpGr3)

    Gartmore GVIT Money Market Fund – Class II (GVITMyMkt2)

    Gartmore GVIT Nationwide® Fund – Class III (GVITNWFund3)

    Gartmore GVIT Small Cap Growth Fund – Class III (GVITSmCapGr3)

    Gartmore GVIT Small Cap Value Fund – Class III (GVITSmCapVal3)

    Gartmore GVIT Small Company Fund – Class III (GVITSmComp3)

Portfolios of the Rydex Variable Trust;

    Rydex Variable Trust – Absolute Return Strategies Fund (RyAbsRtStr)

    Rydex Variable Trust – Arktos Fund (RyArktos)

    Rydex Variable Trust – Banking Fund (RyBank)

    Rydex Variable Trust – Basic Materials Fund (RyBasicM)

    Rydex Variable Trust – Biotechnology Fund (RyBioTech)

    Rydex Variable Trust – Commodities 100 Fund (RyComm100)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Rydex Variable Trust – Consumer Products Fund (RyConsProd)

    Rydex Variable Trust – Core Equity Fund (RyCoreEq)

    Rydex Variable Trust – Electronics Fund (RyElec)

    Rydex Variable Trust – Energy Fund (RyEnergy)

    Rydex Variable Trust – Energy Services Fund (RyEnSvc)

    Rydex Variable Trust – Financial Services Fund (RyFinSvc)

    Rydex Variable Trust – Health Care Fund (RyHealthC)

    Rydex Variable Trust – Hedged Equity Fund (RyHedgeEq)

    Rydex Variable Trust – Internet Fund (RyNet)

    Rydex Variable Trust – Inverse Dynamic Dow 30 Fund (RyInDyDow)

    Rydex Variable Trust – Inverse Mid Cap Fund (RyInMidCap)

    Rydex Variable Trust – Inverse Small Cap Fund (RyInSmCap)

    Rydex Variable Trust – Juno Fund (RyJuno)

    Rydex Variable Trust – Large Cap Europe Fund (RyLgCapEuro)

    Rydex Variable Trust – Large Cap Growth Fund (RyLgCapGr)

    Rydex Variable Trust – Large Cap Japan Fund (RyLgCapJapan)

    Rydex Variable Trust – Large Cap Value Fund (RyLgCapVal)

    Rydex Variable Trust – Leisure Fund (RyLeisure)

    Rydex Variable Trust – Long Dynamic Dow 30 Fund (RyLDyDow)

    Rydex Variable Trust – Medius Fund (RyMedius)

    Rydex Variable Trust – Mekros Fund (RyMekros)

    Rydex Variable Trust – Mid Cap Growth Fund (RyMidCapGr)

    Rydex Variable Trust – Mid Cap Value Fund (RyMidCapVal)

    Rydex Variable Trust – Nova Fund (RyNova)

    Rydex Variable Trust – OTC Fund (RyOTC)

    Rydex Variable Trust – Precious Metals Fund (RyPrecMet)

    Rydex Variable Trust – Real Estate Fund (RyRealEst)

    Rydex Variable Trust – Retailing Fund (RyRetail)

    Rydex Variable Trust – Sector Rotation Fund (RySectRot)

    Rydex Variable Trust – Small Cap Growth Fund (RySmCapGr)

    Rydex Variable Trust – Small Cap Value Fund (RySmCapVal)

    Rydex Variable Trust – Strengthening Dollar Fund (RyStDollar)

    Rydex Variable Trust – Technology Fund (RyTech)

    Rydex Variable Trust – Telecommunications Fund (RyTele)

    Rydex Variable Trust – Titan 500 Fund (RyTitan500)

    Rydex Variable Trust – Transportation Fund (RyTrans)

    Rydex Variable Trust – U.S. Government Bond Fund (RyUSGvtBd)

    Rydex Variable Trust – Ursa Fund (RyUrsa)

    Rydex Variable Trust – Utilities Fund (RyUtil)

    Rydex Variable Trust – Velocity 100 Fund (RyVel100)

    Rydex Variable Trust – Weakening Dollar Fund (RyWkDollar)

Portfolios of the Smith Barney Greenwich Street Series Funds (Smith Barney GSSF);

    Smith Barney GSSF – Fundamental Value Portfolio (SBGSFundVal)*

    Smith Barney GSSF – Intermediate High Grade Portfolio (SBGSIHiGr)*

Portfolios of the Smith Barney Travelers Series Funds (Smith Barney TSF);

    Smith Barney TSF – International All Cap Growth Portfolio (SBTSIntAllCpG)

    Smith Barney TSF – Large Cap Value Portfolio (SBTSLgCapV)

    Smith Barney TSF – Money Market Portfolio (SBTSMMkt)

Portfolios of the Smith Barney Variable Account Funds (Smith Barney VAF);

    Smith Barney VAF – The Income and Growth Portfolio (SBVAIncGr)*

    Smith Barney VAF – The Reserve Account Portfolio (SBVAResAct)*

    Smith Barney VAF – The U.S. Government/High Quality Securities Portfolio (SBVAGovHQSec)*

*At December 31, 2005, contract owners were not invested in the fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Effective January 2002, due to certain underlying fund options no longer being available within the Account, assets of contract owners invested in the Smith Barney Variable Account Fund (VAF) – The Income and Growth Portfolio were liquidated and exchanged into the Smith Barney Travelers Series Fund Inc. (TSF) – Large Cap Value Portfolio. Additionally, assets of contract owners invested in the Smith Barney VAF – The Reserve Account Portfolio and the Smith Barney VAF – The U.S. Government/High Quality Securities Portfolio were liquidated and exchanged into the Smith Barney TSF Inc. – Money Market Portfolio.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

Nationwide Variable Account-4 Options	Smith Barney	Market Flex Annuity
Variable Account Charges – Recurring	1.30%	1.15%
CDSC Option:
No CDSC	–	0.20%
Death Benefit Options:
Highest Anniversary Death Benefit	–	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Highest Anniversary or 5% Enhanced Death Benefit	–	0.25%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.

Extra Value Option (EV)	–	0.45%
Fee assessed to assets of the variable account for the first seven contract years in exchange for application of 3% credit of purchase payments made during first 12 months contract is in force.
Asset Allocation Service Charge Option	–	0.35%
Allows contract owner to utilize services of an independent third party to provide allocation and reallocation instruction.

Maximum Variable Account Charges(1):	1.30%	2.40%

(1)

When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005.

	Total	ACVPIncGr3	ACVPUltra3	ACVPVal3	FidVIPEIS2R	FidVIPGrS2R	FidVIPConS2R	GVITFHiInc3
1.15%	$2,242,395	12,186	4,229	22,624	23,921	11,906	34,787	46
1.30%	–	–	–	–	–	–	–	–
1.35%	3,385,425	22,689	5,439	18,217	24,214	11,349	41,367	434
1.40%	879,979	7,037	1,880	11,852	10,347	5,764	15,413	–
1.50%	893,502	4	–	–	43	1	6	–
1.55%	695,551	4,538	334	4,213	5,895	1,272	11,234	870
1.60%	1,452,805	8,391	5,208	19,031	14,650	4,437	23,884	–
1.70%	1,278,972	–	1	1	2	1	–	–
1.75%	618,318	–	–	–	–	–	11	–
1.80%	1,123,819	3,212	1,762	9,079	6,242	2,623	10,957	288
1.85%	527,621	6,528	1,098	11,652	10,409	4,161	19,771	–
1.90%	501,712	–	–	–	–	–	–	–
1.95%	617,000	1	6	2	–	–	7	–
2.00%	132,621	453	41	2,854	1,659	2,391	3,074	–
2.05%	251,860	4,420	1,572	6,782	6,813	5,984	5,805	–
2.15%	321,052	–	–	–	–	–	–	–
2.20%	261,915	–	–	–	–	–	–	–
2.35%	54,579	–	–	–	–	–	–	–
2.40%	76,778	–	–	–	–	–	–	–

Totals	$15,372,906	69,459	21,570	106,307	104,195	49,889	166,316	1,638

	GVITGvtBd3	GVITIDAgg6	GVITIDCon6	GVITIDMod6	GVITIDModAg6	GVITIDModCon6	GVITMdCpGr3	GVITMyMkt2
1.15%	$28,683	7,638	10,195	15,028	8,640	6,397	1,961	788,230
1.30%	–	–	–	–	–	–	–	–
1.35%	42,051	6,008	9,392	25,553	13,560	9,078	6,869	1,321,471
1.40%	6,937	1,610	4,367	50,359	8,534	878	2,356	265,701
1.50%	12	–	–	12	–	–	1	72,426
1.55%	4,942	2,557	2,317	7,894	11,093	5,698	1,316	297,961
1.60%	24,227	6,363	5,426	62,456	12,866	15,657	3,268	486,594
1.70%	3	1	–	1	1	–	–	81,093
1.75%	–	–	–	92	–	–	–	42,418
1.80%	17,984	4,488	5,714	14,078	5,942	14,985	856	415,507
1.85%	9,469	835	7,333	3,775	2,040	6,065	611	152,072
1.90%	–	–	1	–	–	3	–	29,312
1.95%	5	–	–	1	–	6	–	41,006
2.00%	2,649	–	153	17	–	–	–	24,157
2.05%	2,969	401	2,062	1,242	4,147	2,980	307	47,263
2.15%	–	–	–	5	–	3	–	19,976
2.20%	–	–	–	–	–	–	–	19,768
2.35%	–	–	–	–	–	–	–	5,718
2.40%	–	–	–	–	–	–	–	5,005

Totals	$139,931	29,901	46,960	180,513	66,823	61,750	17,545	4,115,678

	GVITNWFund3	GVITSmCapGr3	GVITSmCapVal3	GVITSmComp3	RyAbsRtStr	RyArktos	RyBank	RyBasicM
1.15%	$1,135	3,131	4,994	3,248	44	27,474	9,885	28,897
1.30%	–	–	–	–	–	–	–	–
1.35%	1,681	4,594	6,767	7,072	184	73,760	12,235	33,810
1.40%	1,721	1,480	2,824	3,264	74	11,498	1,965	14,171
1.50%	–	–	–	–	14	14	27,245	44,438
1.55%	634	49	1,122	27	16	8,610	1,071	4,781
1.60%	475	946	2,427	2,822	23	57,577	4,065	11,603
1.70%	1	–	–	1	–	17	50,827	70,305
1.75%	–	–	–	–	–	–	22,425	34,959
1.80%	1,517	465	880	1,561	109	34,556	6,832	12,422
1.85%	5,806	455	2,526	3,265	19	7,862	2,168	7,149
1.90%	–	–	–	–	–	6	19,923	27,094
1.95%	–	1	–	–	–	1	23,595	34,631
2.00%	99	–	425	51	759	4,287	411	2,438
2.05%	31	1,284	1,677	27	–	3,174	23	5,945
2.15%	–	–	–	–	–	–	11,788	16,248
2.20%	–	–	–	–	–	–	8,434	14,389
2.35%	–	–	–	–	–	–	714	1,715
2.40%	–	–	–	–	–	–	3,163	5,189

Totals	$13,100	12,405	23,642	21,338	1,242	228,836	206,769	370,184

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	RyBioTech	RyComm100	RyConsProd	RyCoreEq	RyElec	RyEnergy	RyEnSvc	RyFinSvc
1.15%	$12,761	837	11,831	–	7,847	71,049	43,273	20,434
1.30%	–	–	–	–	–	–	–	–
1.35%	23,995	1,922	18,792	161	11,774	86,936	83,439	25,843
1.40%	9,158	812	5,418	71	3,556	31,934	29,726	3,131
1.50%	13,298	11,807	49,134	9	8,164	76,028	30,500	51,128
1.55%	3,333	274	2,500	–	1,940	11,610	8,193	2,126
1.60%	5,017	559	5,846	–	2,064	25,068	28,300	7,131
1.70%	12,024	17,360	74,238	–	7,297	105,453	52,051	77,512
1.75%	10,784	3,180	38,763	–	6,702	59,916	24,084	40,036
1.80%	8,484	461	8,268	43	8,861	28,601	20,219	12,907
1.85%	9,337	146	2,100	4	2,002	21,986	29,654	3,699
1.90%	4,782	5,949	30,064	–	2,795	41,679	21,074	31,956
1.95%	6,507	6,178	35,568	–	4,018	52,404	24,362	36,921
2.00%	1,319	120	676	–	1,142	5,111	4,124	1,308
2.05%	377	165	4,041	–	436	8,428	4,297	3,974
2.15%	3,230	3,676	19,921	–	1,859	26,441	12,387	21,261
2.20%	5,266	649	17,730	–	3,335	26,716	8,674	18,171
2.35%	1,118	940	2,941	–	664	4,265	952	3,091
2.40%	1,172	1	5,123	–	728	8,083	3,334	5,713

Totals	$131,962	55,036	332,954	288	75,184	691,708	428,643	366,342

	RyHealthC	RyHedgeEq	RyNet	RyInDyDow	RyInMidCap	RyInSmCap	RyJuno	RyLgCapEuro
1.15%	$37,090	78	14,651	10,123	3,696	22,957	45,809	49,433
1.30%	–	–	–	–	–	–	–	–
1.35%	55,880	136	13,119	14,426	4,257	36,435	57,253	53,650
1.40%	15,845	55	3,759	2,101	938	4,708	20,794	17,572
1.50%	53,034	6	13,059	–	1	–	–	13,375
1.55%	6,632	1	3,271	1,092	633	4,230	8,516	8,123
1.60%	14,168	26	3,609	11,193	10,602	25,331	41,437	20,707
1.70%	76,903	–	16,747	–	–	1	1	11,803
1.75%	42,587	–	10,652	–	–	202	7	9,750
1.80%	22,494	95	7,047	4,217	3,613	16,732	21,447	13,295
1.85%	6,565	44	1,392	370	972	2,915	6,536	5,910
1.90%	31,339	–	5,944	–	–	–	–	4,322
1.95%	36,525	–	8,751	–	–	–	5	7,269
2.00%	2,805	793	606	811	95	4,258	2,960	3,452
2.05%	1,947	–	505	1	54	513	13,042	11,213
2.15%	20,555	–	3,684	–	–	–	1	3,182
2.20%	19,255	–	5,014	63	–	–	–	5,232
2.35%	3,311	–	726	–	–	–	–	1,074
2.40%	5,367	–	1,597	–	–	–	–	1,509

Totals	$452,302	1,234	114,133	44,397	24,861	118,282	217,808	240,871

	RyLgCapGr	RyLgCapJapan	RyLgCapVal	RyLeisure	RyLDyDow	RyMedius	RyMekros	RyMidCapGr
1.15%	$12,444	24,168	15,659	19,059	8,165	72,821	112,989	24,892
1.30%	–	–	–	–	–	–	–	–
1.35%	21,002	36,830	65,897	21,429	19,244	73,392	63,673	32,628
1.40%	2,099	9,474	3,203	10,922	2,720	30,124	25,092	4,251
1.50%	1	2,057	32	49,672	1	28,990	2	4
1.55%	3,706	6,397	8,920	2,946	4,123	20,259	20,637	10,115
1.60%	4,948	12,507	9,678	5,372	16,731	41,460	53,630	9,464
1.70%	–	1,831	1	76,131	–	25,790	7	1
1.75%	–	1,707	–	39,268	–	22,827	–	–
1.80%	25,078	11,399	11,100	7,749	5,734	19,638	20,160	6,559
1.85%	1,230	4,218	2,968	4,352	1,023	8,503	10,418	2,494
1.90%	–	704	–	29,800	–	9,527	1	–
1.95%	7	1,017	8	37,158	–	14,791	32	–
2.00%	595	2,773	310	1,821	1,458	6,331	4,855	631
2.05%	4	3,405	21	5,024	531	14,911	10,615	218
2.15%	19	443	17	18,058	36	6,563	–	–
2.20%	–	772	–	16,686	–	11,697	–	–
2.35%	–	167	–	2,281	–	2,413	–	–
2.40%	–	191	–	5,390	–	2,713	–	–

Totals	$71,133	120,060	117,814	353,118	59,766	412,750	322,111	91,257

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	RyMidCapVal	RyNova	RyOTC	RyPrecMet	RyRealEst	RyRetail	RySectRot	RySmCapGr
1.15%	$27,112	61,824	41,999	33,094	39,893	13,853	35,202	21,957
1.30%	–	–	–	–	–	–	–	–
1.35%	95,129	131,230	68,379	43,845	61,059	17,886	40,219	24,132
1.40%	5,879	24,394	16,380	21,210	20,657	7,217	15,377	4,666
1.50%	29	99,273	6,803	8,706	15,198	41,210	49	4
1.55%	33,715	18,813	18,212	6,416	4,912	2,530	16,615	7,362
1.60%	20,490	30,990	32,232	16,549	16,937	4,634	21,173	11,142
1.70%	–	147,504	6,019	14,940	28,350	67,554	20	–
1.75%	–	31,600	5,247	7,171	12,079	33,683	–	–
1.80%	13,629	21,787	44,048	17,143	13,951	7,276	16,199	8,505
1.85%	4,792	15,411	7,339	9,754	6,234	4,431	7,835	2,468
1.90%	–	57,918	2,139	6,235	11,679	26,655	–	–
1.95%	–	65,374	3,501	7,707	13,652	31,831	8	–
2.00%	1,998	3,086	6,306	2,461	3,210	831	3,655	3,551
2.05%	16	13,700	19,153	1,487	2,445	369	2,521	98
2.15%	9	35,978	1,554	4,028	6,837	16,099	2	–
2.20%	–	5,682	2,794	2,499	3,777	13,653	–	–
2.35%	–	7,937	568	294	280	1,743	–	–
2.40%	–	1	820	993	1,759	4,394	–	–

Totals	$202,798	772,502	283,493	204,532	262,909	295,849	158,875	83,885

	RySmCapVal	RyStDollar	RyTech	RyTele	RyTitan500	RyTrans	RyUSGvtBd	RyUrsa
1.15%	$24,420	511	15,796	7,899	30,288	10,632	67,722	26,011
1.30%	–	–	–	–	–	–	–	–
1.35%	38,104	426	24,247	11,435	55,965	15,297	64,505	28,679
1.40%	5,106	8	4,281	2,461	21,195	7,698	6,596	16,658
1.50%	34	–	15,498	34,062	29	45,926	40,770	1,374
1.55%	11,862	77	1,839	693	7,223	2,370	10,029	4,984
1.60%	10,396	123	6,034	2,575	27,389	4,081	41,780	42,621
1.70%	5	–	17,618	57,519	1	70,973	62,816	1,769
1.75%	–	–	12,117	27,898	–	36,055	10,483	504
1.80%	6,493	180	11,867	5,251	21,349	5,405	20,172	22,715
1.85%	3,467	–	1,737	1,355	16,994	3,198	5,702	12,695
1.90%	–	–	8,599	22,435	–	28,576	21,816	630
1.95%	–	–	7,973	27,409	–	34,331	29,059	612
2.00%	679	43	660	117	2,806	1,140	1,841	765
2.05%	17	93	198	157	2,016	4,386	1,894	1,401
2.15%	9	–	7,974	12,993	–	18,752	13,987	503
2.20%	–	–	7,362	10,501	–	15,943	2,688	197
2.35%	–	–	2,016	1,085	–	2,469	2,959	235
2.40%	–	–	1,417	3,898	–	5,293	3	–

Totals	$100,592	1,461	147,233	229,743	185,255	312,525	404,822	162,353

	RyUtil	RyVel100	RyWkDollar	SBTSIntAllCpG	SBTSLgCapV	SBTSMMkt
1.15%	$43,558	43,129	150	–	–	–
1.30%	–	–	–	776	54,716	1,510
1.35%	72,428	72,455	98	–	–	–
1.40%	20,264	12,433	4	–	–	–
1.50%	39,967	52	–	–	–	–
1.55%	12,188	17,670	20	–	–	–
1.60%	15,532	20,791	92	–	–	–
1.70%	46,464	14	–	–	–	–
1.75%	31,111	–	–	–	–	–
1.80%	16,190	15,372	27	–	–	–
1.85%	19,228	11,028	46	–	–	–
1.90%	18,755	–	–	–	–	–
1.95%	24,760	–	–	–	–	–
2.00%	2,587	2,563	50	–	–	–
2.05%	7,321	5,958	–	–	–	–
2.15%	12,973	1	–	–	–	–
2.20%	14,968	–	–	–	–	–
2.35%	2,903	–	–	–	–	–
2.40%	3,922	–	–	–	–	–

Totals	$405,119	201,466	487	776	54,716	1,510

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $1,846,608 and $4,039,414, respectively, and total transfers from the Account to the fixed account were $1,989,495 and $4,150,880, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $1,224,773 and $2,691,152 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $170,277 and $97,962 and to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2005. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – Income & Growth Fund – Class III
2005	1.15% to 2.05%	460,611	$12.16 to	11.77	$5,538,170	1.59%	3.43% to	2.54%
2004	1.15% to 2.05%	315,833	11.76 to	11.48	3,685,371	1.17%	11.69% to	10.77%
2003	1.15% to 2.05%	159,457	10.53 to	10.36	1,668,821	0.23%	27.87% to	26.70%
2002	1.15% to 1.60%	45,760	8.18 to	8.23	376,299	0.00%	-18.22% to	-17.68%	(a) (b)

American Century VP – Ultra® Fund – Class III
2005	1.15% to 2.05%	284,912	10.87 to	10.51	3,068,548	0.00%	1.00% to	0.10%
2004	1.15% to 2.05%	90,454	10.76 to	10.50	966,536	0.00%	9.41% to	8.49%
2003	1.15% to 2.05%	34,588	9.84 to	9.68	338,713	0.00%	23.50% to	22.35%
2002	1.15% to 1.55%	32,296	7.94 to	7.97	257,088	0.36%	-20.63% to	-20.34%	(a) (b)

American Century VP – Value Fund - Class III
2005	1.15% to 2.05%	671,652	12.94 to	12.53	8,593,733	0.73%	3.83% to	2.93%
2004	1.15% to 2.05%	516,992	12.46 to	12.17	6,386,499	0.62%	13.02% to	12.09%
2003	1.15% to 2.05%	165,937	11.03 to	10.86	1,819,797	0.72%	27.48% to	26.32%
2002	1.15% to 1.60%	41,169	8.60 to	8.65	355,889	0.00%	-14.05% to	-13.49%	(a) (b)

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 R
2005	1.15% to 2.05%	785,938	12.09 to	11.70	9,416,625	1.24%	4.40% to	3.49%
2004	1.15% to 2.05%	478,682	11.58 to	11.31	5,497,773	0.99%	9.89% to	8.99%
2003	1.15% to 2.05%	170,311	10.54 to	10.38	1,784,156	1.49%	28.62% to	27.43%
2002	1.15% to 1.60%	47,451	8.14 to	8.20	388,260	0.00%	-18.58% to	-18.04%	(a) (b)

Fidelity® VIP – Growth Portfolio – Service Class 2 R
2005	1.15% to 2.05%	509,898	10.38 to	10.04	5,245,505	0.20%	4.31% to	3.38%
2004	1.15% to 2.05%	260,018	9.95 to	9.71	2,564,583	0.16%	1.94% to	1.08%
2003	1.15% to 2.05%	130,748	9.76 to	9.61	1,269,769	0.06%	30.98% to	29.75%
2002	1.15% to 1.55%	18,215	7.42 to	7.45	135,684	0.00%	-25.83% to	-25.45%	(a) (b)

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 R
2005	1.15% to 2.05%	1,351,898	14.38 to	13.93	19,245,745	0.12%	15.34% to	14.36%
2004	1.15% to 2.05%	562,720	12.47 to	12.18	6,958,966	0.17%	13.82% to	12.88%
2003	1.15% to 2.05%	237,814	10.96 to	10.79	2,592,565	0.14%	26.71% to	25.56%
2002	1.15% to 1.60%	83,617	8.59 to	8.65	721,850	0.00%	-14.09% to	-13.54%	(a) (b)

Gartmore GVIT Federated High Income Bond Fund – Class III
2005	1.15% to 1.80%	100,662	10.10 to	10.42	1,019,789	3.80%	1.00% to	0.85%	(a) (b)

Gartmore GVIT Government Bond Fund – Class III
2005	1.15% to 2.05%	936,308	11.33 to	10.97	10,497,329	4.39%	2.00% to	1.09%
2004	1.15% to 2.00%	621,353	11.11 to	10.86	6,853,796	6.24%	2.08% to	1.21%
2003	1.15% to 2.05%	407,518	10.88 to	10.72	4,411,443	4.68%	0.94% to	0.05%
2002	1.15% to 1.60%	707,893	10.72 to	10.78	7,622,031	2.55%	7.18% to	7.82%	(a) (b)

Gartmore GVIT ID Aggressive Fund – Class VI
2005	1.15% to 2.05%	613,612	11.93 to	11.76	7,279,159	2.12%	6.72% to	5.80%
2004	1.15% to 1.60%	39,336	11.18 to	11.15	439,389	2.34%	11.83% to	11.49%	(a) (b)

Gartmore GVIT ID Conservative Fund – Class VI
2005	1.15% to 2.05%	436,065	10.59 to	10.43	4,594,448	3.38%	2.20% to	1.30%
2004	1.15% to 2.00%	140,679	10.36 to	10.30	1,453,807	2.72%	3.59% to	3.01%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contact Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT ID Moderate Fund – Class VI
2005	1.15% to 2.05%	1,398,649	$11.25 to	11.09	$15,655,434	2.56%	4.29% to	3.38%
2004	1.15% to 2.05%	871,310	10.79 to	10.72	9,380,597	2.58%	7.89% to	7.25%	(a	) (b)

Gartmore GVIT ID Moderately Aggressive Fund – Class VI
2005	1.15% to 2.05%	641,708	11.66 to	11.49	7,447,383	2.38%	5.93% to	5.01%
2004	1.15% to 2.05%	250,509	11.01 to	10.94	2,751,078	2.08%	10.08% to	9.42%	(a	) (b)

Gartmore GVIT ID Moderately Conservative Fund – Class VI
2005	1.15% to 2.05%	386,892	10.94 to	10.78	4,204,984	4.35%	3.45% to	2.54%
2004	1.15% to 1.85%	68,049	10.58 to	10.53	717,830	2.65%	5.76% to	5.27%	(a	) (b)

Gartmore GVIT Mid Cap Growth Fund – Class III
2005	1.15% to 2.05%	113,885	12.13 to	11.73	1,368,323	0.00%	8.47% to	7.55%
2004	1.15% to 2.05%	126,295	11.18 to	10.91	1,400,829	0.00%	13.99% to	13.04%
2003	1.15% to 2.05%	76,349	9.81 to	9.65	745,472	0.00%	38.63% to	37.35%
2002	1.35% to 1.55%	6,721	7.04 to	7.07	47,489	0.00%	-29.61% to	-29.33%	(a	) (b)

Gartmore GVIT Money Market Fund – Class II
2005	1.15% to 2.40%	24,895,689	9.89 to	9.37	243,237,085	2.98%	1.09% to	-0.18%
2004	1.15% to 2.40%	19,266,017	9.78 to	9.38	186,613,831	0.62%	-0.74% to	-1.99%
2003	1.15% to 2.40%	15,999,562	9.85 to	9.57	156,575,786	0.18%	-0.97% to	-2.22%
2002	1.15% to 1.60%	10,851,135	9.84 to	9.95	107,602,427	0.60%	-1.36% to	-0.46%
2001	1.15% to 1.60%	1,379,982	9.98 to	9.99	13,783,612	0.09%	-0.23% to	-0.06%	(a	) (b)

Gartmore GVIT Nationwide® Fund – Class III
2005	1.15% to 2.00%	133,824	11.77 to	11.41	1,559,758	0.80%	6.12% to	5.26%
2004	1.15% to 2.00%	75,896	11.10 to	10.84	831,866	1.27%	8.57% to	7.71%
2003	1.15% to 2.05%	79,403	10.22 to	10.06	805,109	0.84%	26.02% to	24.86%
2002	1.15% to 1.60%	49,230	8.06 to	8.11	398,598	0.83%	-19.44% to	-18.90%	(a	) (b)

Gartmore GVIT Small Cap Growth Fund – Class III
2005	1.15% to 2.05%	73,636	11.40 to	11.03	832,039	0.00%	6.76% to	5.85%
2004	1.15% to 2.05%	93,866	10.68 to	10.42	996,846	0.00%	12.11% to	11.16%
2003	1.15% to 2.05%	103,064	9.53 to	9.37	977,782	0.00%	32.56% to	31.32%
2002	1.35% to 1.55%	2,437	7.17 to	7.18	17,485	0.00%	-28.31% to	-28.22%	(a	) (b)

Gartmore GVIT Small Cap Value Fund – Class III
2005	1.15% to 2.05%	110,485	13.07 to	12.65	1,428,243	0.05%	1.88% to	1.00%
2004	1.15% to 2.05%	159,275	12.83 to	12.52	2,029,370	0.00%	16.02% to	15.11%
2003	1.15% to 2.05%	200,087	11.06 to	10.88	2,202,929	0.00%	54.98% to	53.55%
2002	1.15% to 1.60%	8,822	7.09 to	7.14	62,803	0.08%	-29.14% to	-28.64%	(a	) (b)

Gartmore GVIT Small Company Fund – Class III
2005	1.15% to 2.05%	178,517	14.30 to	13.85	2,534,040	0.00%	11.02% to	10.09%
2004	1.15% to 2.05%	131,645	12.88 to	12.58	1,681,038	0.00%	17.69% to	16.74%
2003	1.15% to 2.05%	106,111	10.95 to	10.77	1,154,499	0.00%	39.37% to	38.10%
2002	1.15% to 1.35%	6,534	7.84 to	7.85	51,303	0.00%	-21.56% to	-21.45%	(a	) (b)

Rydex Variable Trust – Absolute Return Strategies Fund
2005	1.15% to 2.00%	129,898	10.07 to	10.06	1,307,443	0.00%	0.70% to	0.63%	(a	) (b)

Rydex Variable Trust – Arktos Fund
2005	1.15% to 2.05%	1,394,598	4.94 to	4.74	6,804,691	0.00%	0.11% to	-0.83%
2004	1.15% to 2.05%	1,528,468	4.94 to	4.78	7,445,853	0.00%	-12.85% to	-13.75%
2003	1.15% to 2.05%	1,101,548	5.67 to	5.54	6,187,096	2.02%	-38.09% to	-38.73%
2002	1.15% to 1.60%	752,772	9.04 to	9.15	6,858,467	2.03%	31.06% to	32.31%
2001	1.35%	3,558	6.91		24,597	0.00%	-30.87%		(a	) (b)

Rydex Variable Trust – Banking Fund
2005	1.15% to 2.40%	771,920	14.35 to	13.61	10,819,183	1.22%	-3.88% to	-5.07%
2004	1.15% to 2.40%	1,060,424	14.92 to	14.34	15,542,844	0.36%	13.42% to	12.08%
2003	1.15% to 2.40%	1,030,036	13.16 to	12.80	13,385,712	0.52%	30.23% to	28.61%
2002	1.15% to 1.60%	91,507	9.99 to	10.10	921,809	0.60%	-2.78% to	-1.92%
2001	1.15% to 1.40%	9,088	10.30 to	10.30	93,629	0.00%	2.96% to	3.03%	(a	) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust – Basic Materials Fund
2005	1.15% to 2.40%	1,129,476	$15.33 to	14.55	$16,977,993	0.26%	2.85% to	1.60%
2004	1.15% to 2.40%	2,143,041	14.91 to	14.32	31,429,749	0.03%	19.44% to	18.06%
2003	1.15% to 2.40%	1,218,961	12.48 to	12.13	15,104,537	0.02%	29.95% to	28.26%
2002	1.15% to 1.55%	31,224	9.52 to	9.60	298,922	1.89%	-14.34% to	-13.75%
2001	1.35% to 1.40%	192	11.13 to	11.13	2,137	0.00%	11.28% to	11.30%	(a) (b)

Rydex Variable Trust – Biotechnology Fund
2005	1.15% to 2.40%	2,034,867	9.49 to	8.98	18,964,096	0.00%	9.40% to	8.02%
2004	1.15% to 2.05%	410,235	8.67 to	8.41	3,526,373	0.00%	-0.06% to	-0.92%
2003	1.15% to 2.40%	979,925	8.68 to	8.42	8,402,662	0.00%	40.48% to	38.67%
2002	1.15% to 1.60%	58,384	6.10 to	6.18	359,610	0.00%	-46.58% to	-45.98%
2001	1.15% to 1.40%	3,359	11.43 to	11.44	38,404	0.00%	14.29% to	14.36%	(a) (b)

Rydex Variable Trust – Commodities 100 Fund
2005	1.15% to 2.35%	1,797,935	8.84 to	8.81	15,873,627	0.64%	-11.59% to	-11.86%	(a) (b)

Rydex Variable Trust – Consumer Products Fund
2005	1.15% to 2.40%	846,312	13.11 to	12.44	10,816,844	0.47%	-1.54% to	-2.75%
2004	1.15% to 2.40%	1,275,298	13.31 to	12.79	16,692,929	0.04%	12.00% to	10.67%
2003	1.15% to 2.40%	498,453	11.89 to	11.55	5,859,949	0.08%	20.46% to	18.93%
2002	1.15% to 1.60%	131,223	9.76 to	9.87	1,290,505	0.06%	-5.56% to	-4.72%
2001	1.35%	109	10.35		1,128	0.00%	3.51%		(a) (b)

Rydex Variable Trust – Core Equity Fund
2005	1.15% to 1.80%	35,674	10.01 to	10.00	356,874	0.00%	0.06% to	0.01%	(a) (b)

Rydex Variable Trust – Electronics Fund
2005	1.15% to 2.40%	623,214	9.63 to	9.11	5,874,067	0.00%	2.68% to	1.33%
2004	1.15% to 2.40%	703,576	9.37 to	8.99	6,534,146	0.00%	-22.88% to	-23.84%
2003	1.15% to 2.40%	1,114,654	12.16 to	11.80	13,425,457	0.00%	67.87% to	65.57%
2002	1.15% to 1.60%	35,621	7.16 to	7.24	257,310	0.00%	-49.30% to	-48.81%
2001	1.15% to 1.40%	4,181	14.14 to	14.15	59,125	0.00%	41.37% to	41.45%	(a) (b)

Rydex Variable Trust – Energy Fund
2005	1.15% to 2.40%	1,965,737	19.20 to	18.23	37,034,830	0.02%	36.95% to	35.41%
2004	1.15% to 2.40%	2,467,542	14.02 to	13.46	34,037,274	0.01%	30.75% to	29.25%
2003	1.15% to 2.40%	1,407,669	10.72 to	10.42	14,938,467	0.00%	21.60% to	20.05%
2002	1.15% to 1.60%	158,402	8.72 to	8.82	1,394,943	0.00%	-15.31% to	-14.50%
2001	1.35% to 1.40%	444	10.31 to	10.31	4,576	0.00%	3.07% to	3.09%	(a) (b)

Rydex Variable Trust – Energy Services Fund
2005	1.15% to 2.40%	1,742,365	22.89 to	21.75	39,235,726	0.00%	46.60% to	44.95%
2004	1.15% to 2.40%	578,680	15.61 to	15.00	8,944,842	0.00%	32.20% to	30.65%
2003	1.15% to 2.05%	285,215	11.81 to	11.58	3,352,149	0.00%	7.17% to	6.16%
2002	1.15% to 1.60%	76,321	10.90 to	11.05	838,973	0.00%	-13.83% to	-13.09%
2001	1.15% to 1.40%	33,477	12.67 to	12.68	424,310	0.00%	26.73% to	26.81%	(a) (b)

Rydex Variable Trust – Financial Services Fund
2005	1.15% to 2.40%	1,940,222	13.26 to	12.57	25,144,304	0.58%	2.19% to	0.94%
2004	1.15% to 2.40%	2,215,554	12.97 to	12.46	28,208,416	0.21%	15.77% to	14.41%
2003	1.15% to 2.40%	666,736	11.20 to	10.89	7,386,468	0.11%	27.44% to	25.82%
2002	1.15% to 1.55%	59,788	8.71 to	8.79	524,297	0.00%	-16.68% to	-16.08%
2001	1.15% to 1.40%	3,379	10.46 to	10.47	35,360	0.00%	4.64% to	4.70%	(a) (b)

Rydex Variable Trust – Health Care Fund
2005	1.15% to 2.40%	2,579,881	11.28 to	10.69	28,504,790	0.00%	9.38% to	8.03%
2004	1.15% to 2.40%	1,787,784	10.31 to	9.89	18,134,006	0.00%	5.00% to	3.74%
2003	1.15% to 2.40%	1,154,231	9.82 to	9.53	11,198,164	0.00%	28.28% to	26.66%
2002	1.15% to 1.60%	131,266	7.56 to	7.65	1,001,779	0.00%	-22.98% to	-22.21%
2001	1.35%	23	9.83		226	0.00%	-1.66%		(a) (b)

Rydex Variable Trust – Hedged Equity Fund
2005	1.15% to 2.00%	134,664	10.08 to	10.08	1,357,333	0.19%	0.84% to	0.77%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust – Internet Fund
2005	1.15% to	2.40%	945,879	$14.24 to	13.50	$13,226,384	0.00%	-2.51% to	-3.73%
2004	1.15% to	2.40%	1,965,133	14.60 to	14.02	28,174,640	0.00%	14.54% to	13.23%
2003	1.15% to	2.40%	1,384,802	12.75 to	12.38	17,462,819	0.00%	62.50% to	60.47%
2002	1.15% to	1.55%	43,471	7.77 to	7.84	340,198	0.00%	-44.45% to	-43.99%
2001	1.40%		47	14.00		658	0.00%	39.98%		(a	) (b)

Rydex Variable Trust – Inverse Dynamic Dow 30 Fund
2005	1.15% to	2.00%	369,228	8.83 to	8.70	3,246,389	1.46%	0.46% to	-0.44%
2004	1.15% to	2.00%	213,395	8.79 to	8.74	1,871,704	0.00%	-12.14% to	-12.64%	(a	) (b)

Rydex Variable Trust – Inverse Mid Cap Fund
2005	1.15% to	1.85%	244,801	7.93 to	7.84	1,935,247	1.97%	-9.21% to	-9.92%
2004	1.15% to	2.05%	88,589	8.74 to	8.69	771,961	0.00%	-12.61% to	-13.14%	(a	) (b)

Rydex Variable Trust – Inverse Small Cap Fund
2005	1.15% to	2.00%	453,503	8.14 to	8.02	3,681,128	2.22%	-4.16% to	-5.04%
2004	1.15% to	2.00%	106,063	8.50 to	8.45	898,747	0.00%	-15.01% to	-15.50%	(a	) (b)

Rydex Variable Trust – Juno Fund
2005	1.15% to	2.05%	1,169,228	8.15 to	7.95	9,458,742	0.00%	-6.33% to	-7.22%
2004	1.15% to	2.05%	1,762,008	8.70 to	8.57	15,246,795	0.00%	-11.69% to	-12.52%
2003	1.15% to	2.05%	1,091,091	9.85 to	9.79	10,726,393	0.00%	-1.48% to	-2.08%	(a	) (b)

Rydex Variable Trust – Large Cap Europe Fund
2005	1.15% to	2.40%	1,207,475	13.37 to	12.68	15,928,613	0.25%	5.14% to	3.88%
2004	1.15% to	2.40%	1,888,067	12.72 to	12.20	23,728,720	17.67%	14.82% to	13.49%
2003	1.15% to	2.40%	1,241,111	11.08 to	10.75	13,657,286	25.55%	41.43% to	39.58%
2002	1.15% to	1.55%	228,764	7.76 to	7.83	1,783,989	0.03%	-29.69% to	-29.18%
2001	1.15% to	1.40%	35,296	11.05 to	11.05	389,892	0.00%	10.46% to	10.52%	(a	) (b)

Rydex Variable Trust – Large Cap Growth Fund
2005	1.15% to	2.00%	1,081,956	10.41 to	10.26	11,172,943	0.09%	0.61% to	-0.24%
2004	1.15% to	2.00%	633,174	10.35 to	10.29	6,542,448	1.00%	3.47% to	2.88%	(a	) (b)

Rydex Variable Trust – Large Cap Japan Fund
2005	1.15% to	2.40%	2,199,730	12.58 to	11.91	27,314,609	0.00%	18.97% to	17.49%
2004	1.15% to	2.05%	743,806	10.57 to	10.26	7,780,211	0.00%	9.06% to	8.18%
2003	1.15% to	2.05%	458,873	9.69 to	9.48	4,412,984	0.00%	36.04% to	34.73%
2002	1.15% to	1.35%	357,322	7.06 to	7.13	2,531,515	0.00%	-17.78% to	-17.16%

Rydex Variable Trust – Large Cap Value Fund
2005	1.15% to	2.00%	1,013,947	11.50 to	11.34	11,605,054	0.67%	2.99% to	2.16%
2004	1.15% to	1.85%	420,376	11.16 to	11.11	4,685,275	0.77%	11.63% to	11.12%	(a	) (b)

Rydex Variable Trust – Leisure Fund
2005	1.15% to	2.40%	688,928	15.12 to	14.36	10,157,585	0.00%	-5.96% to	-7.10%
2004	1.15% to	2.40%	2,018,829	16.08 to	15.45	31,917,768	0.00%	22.44% to	21.02%
2003	1.15% to	2.40%	801,265	13.13 to	12.77	10,392,637	0.00%	33.34% to	31.62%
2002	1.15% to	1.60%	56,410	9.74 to	9.85	553,680	0.00%	-16.47% to	-15.74%
2001	1.15% to	1.35%	3,229	11.68 to	11.68	37,711	0.00%	16.79% to	16.85%	(a	) (b)

Rydex Variable Trust – Long Dynamic Dow 30 Fund
2005	1.15% to	2.05%	528,954	10.25 to	10.10	5,400,561	0.71%	-4.91% to	-5.76%
2004	1.15% to	2.05%	641,605	10.78 to	10.72	6,907,611	8.79%	7.82% to	7.17%	(a	) (b)

Rydex Variable Trust – Medius Fund
2005	1.15% to	2.40%	1,832,079	18.91 to	17.96	34,165,571	0.00%	12.76% to	11.43%
2004	1.15% to	2.40%	1,074,402	16.77 to	16.12	17,808,586	0.00%	20.74% to	19.36%
2003	1.15% to	2.40%	983,334	13.89 to	13.50	13,556,655	0.00%	50.68% to	48.73%
2002	1.15% to	1.60%	237,934	9.12 to	9.22	2,186,704	0.00%	-25.97% to	-25.31%
2001	1.15% to	1.55%	35,445	12.32 to	12.34	437,151	0.00%	23.25% to	23.44%	(a	) (b)

Rydex Variable Trust – Mekros Fund
2005	1.15% to	2.05%	1,371,869	16.75 to	16.13	22,760,014	1.59%	2.72% to	1.85%
2004	1.15% to	2.35%	4,543,149	16.30 to	15.68	73,517,463	0.00%	23.76% to	22.42%
2003	1.15% to	2.40%	5,186,476	13.17 to	12.79	67,947,607	9.37%	62.39% to	60.23%
2002	1.15% to	1.60%	1,252,515	8.02 to	8.11	10,145,460	0.00%	-36.77% to	-36.19%
2001	1.15% to	1.55%	651,243	12.69 to	12.71	8,278,549	0.00%	26.93% to	27.13%	(a	) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust – Mid Cap Growth Fund
2005	1.15% to 2.05%	2,175,794	$11.87 to	11.69	$25,716,327	0.00%	10.19% to	9.24%
2004	1.15% to 2.05%	566,096	10.77 to	10.70	6,084,013	0.00%	7.69% to	7.05%	(a	) (b)

Rydex Variable Trust – Mid Cap Value Fund
2005	1.15% to 2.05%	434,593	12.24 to	12.07	5,300,196	0.55%	7.08% to	6.17%
2004	1.15% to 2.00%	733,363	11.43 to	11.37	8,375,196	0.02%	14.32% to	13.69%	(a	) (b)

Rydex Variable Trust – Nova Fund
2005	1.15% to 2.35%	5,496,441	11.46 to	10.88	61,916,595	0.30%	2.77% to	1.57%
2004	1.15% to 2.35%	4,376,840	11.15 to	10.71	48,297,744	0.05%	13.30% to	12.04%
2003	1.15% to 2.20%	2,518,202	9.84 to	9.59	24,637,798	0.00%	37.59% to	36.04%
2002	1.15% to 1.60%	540,045	7.07 to	7.15	3,846,631	5.87%	-37.09% to	-36.47%
2001	1.15% to 1.40%	81,264	11.24 to	11.26	914,019	0.00%	12.38% to	12.57%	(a	) (b)

Rydex Variable Trust – OTC Fund
2005	1.15% to 2.05%	1,260,934	12.67 to	12.20	15,717,447	0.00%	-0.05% to	-0.93%
2004	1.15% to 2.40%	4,291,035	12.68 to	12.17	53,776,428	0.00%	8.09% to	6.80%
2003	1.15% to 2.05%	833,609	11.73 to	11.49	9,709,977	0.00%	43.75% to	42.42%
2002	1.15% to 1.60%	248,795	8.07 to	8.16	2,022,792	0.00%	-40.14% to	-39.56%
2001	1.15% to 1.40%	31,958	13.48 to	13.50	431,187	0.00%	34.82% to	35.02%	(a	) (b)

Rydex Variable Trust – Precious Metals Fund
2005	1.15% to 2.40%	1,824,984	19.19 to	18.21	34,432,953	0.00%	19.50% to	17.96%
2004	1.15% to 2.40%	1,135,796	16.06 to	15.44	17,973,169	0.00%	-15.20% to	-16.22%
2003	1.15% to 2.40%	828,775	18.94 to	18.43	15,566,822	0.00%	39.28% to	37.61%
2002	1.15% to 1.60%	518,500	13.45 to	13.60	7,029,828	0.00%	42.73% to	43.91%
2001	1.15% to 1.60%	5,933	9.44 to	9.45	56,041	0.00%	-5.63% to	-5.52%	(a	) (b)

Rydex Variable Trust – Real Estate Fund
2005	1.15% to 2.40%	941,969	17.88 to	16.98	16,519,261	1.76%	5.92% to	4.67%
2004	1.15% to 2.05%	638,192	16.88 to	16.41	10,696,859	0.83%	28.05% to	27.02%
2003	1.15% to 1.85%	158,221	13.18 to	12.98	2,074,868	3.65%	28.81% to	27.94%
2002	1.15% to 1.60%	105,366	10.12 to	10.23	1,075,217	2.86%	-3.12% to	-2.25%
2001	1.15% to 1.40%	5,572	10.45 to	10.47	58,317	1.92%	4.50% to	4.68%	(a	) (b)

Rydex Variable Trust – Retailing Fund
2005	1.15% to 2.40%	842,111	13.86 to	13.15	11,373,723	0.00%	4.27% to	3.00%
2004	1.15% to 2.40%	1,119,057	13.29 to	12.76	14,599,245	0.00%	8.79% to	7.50%
2003	1.15% to 2.40%	557,769	12.22 to	11.87	6,728,717	0.00%	33.71% to	32.01%
2002	1.15% to 1.60%	20,170	9.04 to	9.14	183,299	0.00%	-23.50% to	-22.81%
2001	1.35%	58,791	11.82		695,234	0.00%	18.18%		(a	) (b)

Rydex Variable Trust – Sector Rotation Fund
2005	1.15% to 2.05%	1,587,662	12.16 to	11.77	19,107,058	0.00%	12.41% to	11.45%
2004	1.15% to 2.05%	753,136	10.82 to	10.56	8,100,165	0.00%	9.44% to	8.52%
2003	1.15% to 2.05%	989,549	9.89 to	9.73	9,733,379	0.00%	28.41% to	27.20%
2002	1.15% to 1.60%	412,002	7.65 to	7.70	3,167,162	0.00%	-23.51% to	-23.00%	(a	) (b)

Rydex Variable Trust – Small Cap Growth Fund
2005	1.15% to 2.05%	666,066	12.07 to	11.89	8,006,859	0.00%	4.98% to	4.09%
2004	1.15% to 2.05%	915,334	11.49 to	11.43	10,503,385	0.00%	14.93% to	14.25%	(a	) (b)

Rydex Variable Trust – Small Cap Value Fund
2005	1.15% to 2.00%	737,733	12.00 to	11.84	8,816,352	0.00%	2.45% to	1.63%
2004	1.15% to 2.00%	1,503,275	11.71 to	11.65	17,579,309	0.08%	17.13% to	16.49%	(a	) (b)

Rydex Variable Trust – Strengthening Dollar Fund
2005	1.15% to 2.05%	21,223	10.29 to	10.26	218,176	0.91%	2.87% to	2.65%	(a	) (b)

Rydex Variable Trust – Technology Fund
2005	1.15% to 2.40%	900,201	13.05 to	12.37	11,528,619	0.00%	1.93% to	0.65%
2004	1.15% to 2.40%	932,471	12.80 to	12.29	11,788,174	0.00%	-0.01% to	-1.20%
2003	1.15% to 2.40%	1,124,632	12.81 to	12.44	14,246,545	0.00%	59.47% to	57.46%
2002	1.15% to 1.60%	125,977	7.96 to	8.03	1,009,366	0.00%	-40.28% to	-39.81%
2001	1.15% to 1.40%	4,346	13.33 to	13.34	57,967	0.00%	33.33% to	33.41%	(a	) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust – Telecommunications Fund
2005	1.15% to 2.40%	1,531,964	$9.01 to	8.52	$13,459,014	0.00%	0.00% to	-1.25%
2004	1.15% to 2.40%	2,551,837	9.01 to	8.63	22,542,299	0.00%	11.38% to	10.08%
2003	1.15% to 2.40%	1,109,456	8.09 to	7.84	8,870,526	0.00%	32.14% to	30.47%
2002	1.15% to 1.60%	146,026	6.04 to	6.12	891,274	0.00%	-40.98% to	-40.28%
2001	1.35% to 1.40%	139	10.24 to	10.24	1,424	0.00%	2.42% to	2.44%	(a) (b)

Rydex Variable Trust – Titan 500 Fund
2005	1.15% to 2.05%	1,050,169	11.25 to	10.82	11,666,957	0.10%	2.20% to	1.32%
2004	1.15% to 2.05%	1,221,310	11.01 to	10.67	13,274,965	0.00%	15.55% to	14.64%
2003	1.15% to 2.05%	2,532,632	9.53 to	9.31	24,009,533	0.00%	53.16% to	51.61%
2002	1.15% to 1.60%	240,214	6.14 to	6.22	1,489,970	0.00%	-47.18% to	-46.63%
2001	1.35% to 1.60%	1,055	11.64 to	11.65	12,282	0.00%	16.40% to	16.47%	(a) (b)

Rydex Variable Trust – Transportation Fund
2005	1.15% to 2.40%	1,307,594	16.35 to	15.51	20,916,580	0.00%	7.24% to	5.95%
2004	1.15% to 2.40%	2,259,235	15.24 to	14.64	33,857,618	0.00%	21.58% to	20.12%
2003	1.15% to 2.40%	336,896	12.54 to	12.19	4,171,916	0.00%	19.13% to	17.60%
2002	1.15% to 1.60%	37,312	10.44 to	10.53	391,786	0.00%	-13.28% to	-12.70%
2001	1.35% to 1.40%	161	12.05 to	12.05	1,940	0.00%	20.49% to	20.51%	(a) (b)

Rydex Variable Trust – U.S. Government Bond Fund
2005	1.15% to 2.35%	2,933,150	12.63 to	12.00	36,425,360	3.04%	6.45% to	5.21%
2004	1.15% to 2.35%	1,812,323	11.86 to	11.41	21,283,468	3.65%	7.12% to	5.82%
2003	1.15% to 2.35%	1,181,842	11.07 to	10.78	12,990,386	2.96%	-2.21% to	-3.35%
2002	1.15% to 1.60%	1,033,379	11.20 to	11.32	11,662,664	6.41%	16.18% to	17.23%
2001	1.15% to 1.40%	36,066	9.65 to	9.66	348,097	0.34%	-3.50% to	-3.45%	(a) (b)

Rydex Variable Trust – Ursa Fund
2005	1.15% to 2.05%	1,247,352	7.17 to	6.89	8,843,219	0.00%	-1.91% to	-2.83%
2004	1.15% to 2.35%	1,403,512	7.31 to	7.02	10,139,870	0.00%	-11.24% to	-12.41%
2003	1.15% to 2.35%	562,511	8.24 to	8.01	4,600,851	0.00%	-24.53% to	-25.46%
2002	1.15% to 1.60%	733,397	10.79 to	10.91	7,968,126	0.82%	19.17% to	20.24%
2001	1.15% to 1.35%	6,489	9.07 to	9.08	58,873	0.00%	-9.28% to	-9.23%	(a) (b)

Rydex Variable Trust – Utilities Fund
2005	1.15% to 2.40%	1,986,172	9.74 to	9.23	18,972,070	1.32%	9.30% to	8.00%
2004	1.15% to 2.40%	935,617	8.92 to	8.54	8,266,553	1.64%	15.96% to	14.58%
2003	1.15% to 2.40%	1,290,262	7.69 to	7.46	9,829,647	2.41%	23.96% to	22.33%
2002	1.15% to 1.60%	361,021	6.14 to	6.20	2,235,278	0.02%	-34.18% to	-33.60%
2001	1.15% to 1.40%	6,401	9.32 to	9.34	59,735	0.00%	-6.75% to	-6.63%	(a) (b)

Rydex Variable Trust – Velocity 100 Fund
2005	1.15% to 2.05%	1,702,841	9.85 to	9.44	16,583,822	0.00%	-4.14% to	-4.99%
2004	1.15% to 2.05%	2,525,054	10.27 to	9.93	25,733,805	3.46%	12.90% to	11.99%
2003	1.15% to 2.05%	1,367,723	9.01 to	8.87	12,325,139	13.80%	96.36% to	94.23%
2002	1.15% to 1.60%	367,836	4.57 to	4.63	1,699,948	0.00%	-70.20% to	-69.82%
2001	1.15% to 1.60%	3,156	15.34 to	15.35	48,445	0.00%	53.36% to	53.53%	(a) (b)

Rydex Variable Trust – Weakening Dollar Fund
2005	1.15% to 2.00%	47,007	9.72 to	9.70	456,636	0.37%	-2.80% to	-3.00%	(a) (b)

Smith Barney GSSF – Fundamental Value Portfolio
2003	1.30%	2,967	21.23		62,996	0.41%	36.84%
2002	1.30%	6,235	15.52		96,745	0.97%	-22.33%
2001	1.30%	7,263	19.98		145,090	0.69%	-6.51%

Smith Barney TSF – International All Cap Growth Portfolio
2005	1.30%	5,195	12.47		64,785	1.38%	10.27%
2004	1.30%	5,196	11.31		58,764	0.78%	16.34%
2003	1.30%	7,357	9.72		71,521	1.02%	25.80%
2002	1.30%	7,470	7.73		57,725	0.93%	-26.66%
2001	1.30%	8,169	10.54		86,073	0.00%	-32.07%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Smith Barney TSF – Large Cap Value Portfolio
2005	1.30%	249,867	$16.29	$4,070,124	1.52%	5.11%
2004	1.30%	280,779	15.50	4,351,174	1.75%	9.19%
2003	1.30%	334,493	14.19	4,747,267	1.62%	25.94%
2002	1.30%	381,396	11.27	4,298,052	3.75%	-26.39%
2001	1.30%	432,693	15.31	6,623,958	0.07%	-9.37%

Smith Barney TSF – Money Market Portfolio
2005	1.30%	8,963	12.52	112,177	2.57%	1.47%
2004	1.30%	10,348	12.33	127,637	0.59%	-0.43%
2003	1.30%	24,081	12.39	298,317	0.65%	-0.65%
2002	1.30%	25,868	12.47	322,546	1.31%	-0.04%
2001	1.30%	37,571	12.47	468,668	0.21%	2.38%

2005 Reserves for annuity contracts in payout phase:				470,636

2005 Contract owners’ equity				$1,092,585,927

2004 Reserves for annuity contracts in payout phase:				167,427

2004 Contract owners’ equity				$979,135,633

2003 Reserves for annuity contracts in payout phase:				75,047

2003 Contract owners’ equity				$578,495,135

2002 Reserves for annuity contracts in payout phase:				74,923

2002 Contract owners’ equity				$198,848,699

2001 Reserves for annuity contracts in payout phase:				124,444

2001 Contract owners’ equity				$33,802,859

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company

    and Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

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